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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Madison Funds®
Quarterly Portfolio Holdings Report
July 31, 2018

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON GOVERNMENT MONEY MARKET FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON INTERNATIONAL STOCK FUND

Madison Funds | July 31, 2018

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 62.6%
Baird Aggregate Bond Fund Institutional Shares	337,393	$3,549,378
iShares 20+ Year Treasury Bond ETF (A)	18,010	2,155,797
iShares TIPS Bond Fund ETF	70,054	7,834,839
Madison Core Bond Fund Class Y (B)	1,475,807	14,241,540
Madison Corporate Bond Fund Class Y (B)	446,801	4,946,083
Vanguard Short-Term Corporate Bond ETF	36,771	2,874,021
Vanguard Short-Term Treasury ETF (A)	91,477	5,471,697
Virtus Seix Floating Rate High Income Fund, Class R6	421,874	3,674,523
		44,747,878
Foreign Stock Funds - 6.7%
iShares MSCI Eurozone ETF	25,412	1,081,789
iShares MSCI Japan ETF	2,972	173,951
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)	7,153	833,468
Vanguard FTSE All-World ex-U.S. ETF (A)	26,421	1,409,296
Vanguard FTSE Emerging Markets ETF	3,989	175,037
Vanguard FTSE Europe ETF	15,629	907,107
WisdomTree Japan Hedged Equity Fund	3,319	184,537
		4,765,185
Money Market Funds - 3.8%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class	2,724,435	2,724,435

Stock Funds - 26.4%
Energy Select Sector SPDR Fund	11,755	906,546
Invesco Optimum Yield Diversified Commodity Strategy	58,711	1,056,798
iShares Core S&P Mid-Cap ETF	11,593	2,296,573
Madison Dividend Income Fund Class Y (B)	175,874	4,799,598
Madison Investors Fund Class Y (B)	202,188	4,858,568
Madison Mid Cap Fund Class Y (B)	33,728	359,206
Vanguard Growth ETF (A)	22,915	3,519,056
Xtrackers MSCI EAFE Hedged Equity ETF	33,855	1,095,886
		18,892,231
Total Investment Companies ( Cost $69,263,088 )		71,129,729
COLLATERAL FOR SECURITIES ON LOAN (C) - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	1,079,709	1,079,709
Total Collateral for Securities on Loan ( Cost $1,079,709 )		1,079,709

Madison Funds | July 31, 2018

Conservative Allocation Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 101.0% ( Cost $70,342,797 )		72,209,438
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(729,277)
TOTAL NET ASSETS - 100.0%		$71,480,161

(A)
A portion of securities on loan with an aggregate value of $2,581,928; cash collateral (included in liabilities) of $1,079,709 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $1,556,914 (see Note 4).

(B)	Affiliated Company.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Madison Funds | July 31, 2018

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.4%
Bond Funds - 37.9%
Baird Aggregate Bond Fund Institutional Shares		427,416	$4,496,416
iShares 20+ Year Treasury Bond ETF (A)		32,205	3,854,938
iShares TIPS Bond Fund ETF		88,796	9,930,945
Madison Core Bond Fund Class Y (B)		2,122,713	20,484,181
Vanguard Short-Term Corporate Bond ETF		36,562	2,857,686
Vanguard Short-Term Treasury ETF		134,356	8,036,504
Virtus Seix Floating Rate High Income Fund, Class R6		507,409	4,419,535
			54,080,205
Foreign Stock Funds - 12.3%
iShares MSCI Eurozone ETF		103,662	4,412,891
iShares MSCI Japan ETF		12,536	733,732
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)		29,714	3,462,275
Vanguard FTSE All-World ex-U.S. ETF (A)		79,302	4,229,969
Vanguard FTSE Emerging Markets ETF		23,949	1,050,882
Vanguard FTSE Europe ETF		49,901	2,896,254
WisdomTree Japan Hedged Equity Fund		13,269	737,757
			17,523,760
Money Market Funds - 4.1%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		5,809,552	5,809,552

Stock Funds - 45.1%
Energy Select Sector SPDR Fund		37,534	2,894,622
Invesco Optimum Yield Diversified Commodity Strategy		211,266	3,802,788
iShares Core S&P Mid-Cap ETF		27,182	5,384,754
Madison Dividend Income Fund Class Y (B)		593,997	16,210,186
Madison Investors Fund Class Y (B)		694,142	16,680,243
Madison Large Cap Value Fund Class Y (B)		218,307	3,302,992
Madison Mid Cap Fund Class Y (B)		274,653	2,925,050
Vanguard Growth ETF		53,682	8,243,945
Vanguard Information Technology ETF (A)		5,908	1,099,833
Xtrackers MSCI EAFE Hedged Equity ETF		119,355	3,863,522
			64,407,935
Total Investment Companies ( Cost $130,882,584 )			141,821,452
COLLATERAL FOR SECURITIES ON LOAN (C) - 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%		5,842,956	5,842,956
Total Collateral for Securities on Loan ( Cost $5,842,956 )			5,842,956
TOTAL INVESTMENTS - 103.5% ( Cost $136,725,540 )			147,664,408
NET OTHER ASSETS AND LIABILITIES - (3.5%)			(4,964,455)
TOTAL NET ASSETS - 100.0%			$142,699,953

(A)
A portion of securities on loan with an aggregate value of $ 9,887,625; cash collateral (included in liabilities) of $ 5,842,956 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $4,235,468 (see Note 4).

(B)	Affiliated Company.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 19.2%
iShares 20+ Year Treasury Bond ETF (A)		14,799	$1,771,440
Madison Core Bond Fund Class Y (B)		546,170	5,270,537
Vanguard Short-Term Corporate Bond ETF		27,338	2,136,738
Vanguard Short-Term Treasury ETF		57,624	3,446,779
			12,625,494
Foreign Stock Funds - 16.9%
iShares MSCI Eurozone ETF		61,239	2,606,944
iShares MSCI Japan ETF		5,762	337,250
Vanguard FTSE All World ex-U.S. Small-Cap ETF (A)		21,280	2,479,545
Vanguard FTSE All-World ex-U.S. ETF (A)		45,156	2,408,621
Vanguard FTSE Emerging Markets ETF		22,244	976,067
Vanguard FTSE Europe ETF		28,640	1,662,266
WisdomTree Japan Hedged Equity Fund		12,284	682,990
			11,153,683
Money Market Funds - 4.4%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		2,924,882	2,924,882

Stock Funds - 59.0%
Energy Select Sector SPDR Fund		21,542	1,661,319
Invesco Optimum Yield Diversified Commodity Strategy (A)		116,555	2,097,990
iShares Core S&P Mid-Cap ETF		18,289	3,623,051
Madison Dividend Income Fund Class Y (B)		301,305	8,222,610
Madison Investors Fund Class Y (B)		356,672	8,570,820
Madison Large Cap Value Fund Class Y (B)		193,943	2,934,355
Madison Mid Cap Fund Class Y (B)		189,158	2,014,534
Vanguard Growth ETF		38,347	5,888,949
Vanguard Information Technology ETF (A)		6,191	1,152,517
Xtrackers MSCI EAFE Hedged Equity ETF (A)		84,787	2,744,555
			38,910,700
Total Investment Companies ( Cost $58,366,577 )			65,614,759
COLLATERAL FOR SECURITIES ON LOAN (C) - 7.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%		5,126,564	5,126,564
Total Collateral for Securities on Loan ( Cost $5,126,564 )			5,126,564
TOTAL INVESTMENTS - 107.3% ( Cost $63,493,141 )			70,741,323
NET OTHER ASSETS AND LIABILITIES - (7.3%)			(4,818,606)
TOTAL NET ASSETS - 100.0%			$65,922,717

(A)
A portion of securities on loan with an aggregate value of $7,389,144; cash collateral (included in liabilities) of $5,126,564 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $2,411,734 (see Note 4).

(B)	Affiliated Company.
(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.6%
Fannie Mae - 18.2%
1.851%, 8/7/18 (A)	$240,000	$239,927
1.894%, 8/31/18 (A)	600,000	599,070
1.914%, 9/12/18 (A)	250,000	249,452
1.914%, 9/14/18 (A)	450,000	448,966
1.898%, 9/18/18 (A)	100,000	99,751
1.903%, 9/24/18 (A)	525,000	523,528
1.955%, 10/10/18 (A)	500,000	498,133
		2,658,827
Federal Home Loan Bank - 23.3%
1.914%, 8/20/18 (A)	$400,000	399,602
1.937%, 9/4/18 (A)	500,000	499,103
1.943%, 10/1/18 (A)	240,000	239,223
1.915%, 10/5/18 (A)	550,000	548,133
1.996%, 10/10/18 (A)	200,000	199,238
1.953%, 10/18/18 (A)	225,000	224,066
2.007%, 10/19/18 (A)	600,000	597,406
1.999%, 10/26/18 (A)	100,000	99,532
2.051%, 11/6/18 (A)	600,000	596,751
		3,403,054
Freddie Mac - 44.9%
1.839%, 8/2/18 (A)	$900,000	899,955
1.916%, 8/23/18 (A)	400,000	399,540
1.927%, 8/28/18 (A)	200,000	199,716
1.937%, 8/30/18 (A)	400,000	399,388
1.937%, 9/6/18 (A)	700,000	698,670
1.958%, 9/20/18 (A)	950,000	947,467
1.916%, 9/26/18 (A)	700,000	697,953
1.916%, 10/2/18 (A)	700,000	697,734
1.948%, 10/11/18 (A)	725,000	722,269
1.988%, 10/23/18 (A)	725,000	721,740
2.014%, 10/29/18 (A)	175,000	174,146
		6,558,578
U.S. Treasury Notes - 10.2%
1.000%, 8/15/18 (A)	325,000	324,890
1.000%, 9/15/18 (A)	600,000	599,302
0.875%, 10/15/18 (A)	200,000	199,544
1.250%, 11/15/18 (A)	360,000	359,182
		1,482,918
Total U.S. Government and Agency Obligations ( Cost $14,103,377 )		14,103,377
	Shares
INVESTMENT COMPANIES - 3.4%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class	503,163	503,163
Total Investment Companies ( Cost $503,163 )		503,163

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Government Money Market Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 100.0% ( Cost $14,606,540 )		14,606,540
NET OTHER ASSETS AND LIABILITIES - 0.0%		(2,141)
TOTAL NET ASSETS - 100.0%		$14,604,399

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.7%
Airport - 2.7%
Metropolitan Washington Airports Authority Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$568,240

Development - 3.3%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	172,960
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	530,501
		703,461
Education - 14.6%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	222,178
Roanoke County Economic Development Authority, Series A, 5%, 9/1/30	400,000	453,860
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	564,205
Virginia College Building Authority, (Prerefunded 9/1/18 @ $100), (ST APPROP), 5%, 9/1/26	140,000	140,434
Virginia College Building Authority, Series A, (Prerefunded 2/1/19 @ $100), 5%, 2/1/29	375,000	381,761
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	429,830
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	301,486
Virginia Public School Authority, Series A, (Prerefunded 8/1/18 @ $100), (ST APPROP), 5%, 8/1/27	350,000	350,000
Virginia Resources Authority, (MORAL OBLG), 4%, 11/1/32	250,000	267,338
		3,111,092
Facilities - 4.0%
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	116,159
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	35,000	35,040
Virginia Public Building Authority, Series B, (Prerefunded 8/1/18 @ $100), 5.25%, 8/1/23	200,000	200,000
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	500,150
		851,349
General - 11.5%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	350,312
Loudoun County Economic Development Authority Revenue, 3%, 12/1/29	535,000	531,934
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	892,445
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	254,427
Virginia Resources Authority, 5%, 11/1/30	250,000	296,990
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	132,473
		2,458,581
General Obligation - 22.9%
City of Alexandria VA, 5%, 7/15/27	150,000	178,560
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	120,119
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	216,106
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	403,944
City of Hampton VA, Series A, 5%, 1/15/21	250,000	254,023
City of Manassas VA, (ST AID WITHHLDG), 3%, 7/1/27	500,000	514,575
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	83,979
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	106,192
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	241,420
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	324,261
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	570,710
Commonwealth of Virginia, Series B (Prerefunded 6/1/19 @ $100), 5%, 6/1/27	150,000	154,251

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	202,876
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	271,022
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	490,606
County of Henrico VA, 5%, 7/15/25	150,000	159,288
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	114,890
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	229,956
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	105,317
Town of Leesburg VA, Series A (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	145,589
		4,887,684
Medical - 6.6%
Lynchburg Economic Development Authority, Series A, (Central Health), 4%, 1/1/47	260,000	264,082
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	530,501
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	294,471
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	315,687
		1,404,741
Multifamily Housing - 6.2%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	747,721
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	310,647
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	253,905
		1,312,273
Power - 4.3%
Chesterfield County Economic Development Authority, Series A, 5%, 5/1/23	565,000	578,215
Puerto Rico Electric Power Authority, Series V, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	329,823
		908,038
Transportation - 7.0%
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	115,514
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	50,000	53,625
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	115,000	122,522
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	249,615
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	600,179
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	240,542
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	108,065
		1,490,062
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	331,947

Water - 14.1%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	546,835
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	206,699
Fairfax County Water Authority, 5%, 4/1/27	150,000	166,210
Hampton Roads Sanitation District, Series A, 5%, 10/1/35	410,000	475,973
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	250,000	289,140
Prince William County Service Authority, 5%, 7/1/22	250,000	280,200
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	215,000	224,731
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 5%, 10/1/23	500,000	520,045
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	120,000	131,698
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	165,496
		3,007,027

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 98.7% ( Cost $20,805,873 )		21,034,495
NET OTHER ASSETS AND LIABILITIES - 1.3%		275,881
TOTAL NET ASSETS - 100.0%		$21,310,376

ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.2%
Alabama - 1.3%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$309,699

Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (Prerefunded 10/1/18 @ $100), (AGM), 5%, 10/1/21	65,000	65,391
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	110,000	110,644
		176,035
California - 0.6%
Los Angeles Department of Water & Power Revenue, Series A, 5%, 7/1/40	120,000	139,974

Colorado - 2.0%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	470,728

Florida - 11.1%
City of Margate FL, General Obligation, 5%, 7/1/25	785,000	914,839
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	535,185
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	588,504
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	328,515
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	286,947
		2,653,990
Georgia - 3.5%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	391,209
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	308,179
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	141,032
		840,420
Hawaii - 2.1%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	512,465

Illinois - 5.0%
City of Waukegan IL, General Obligation, Series A, (BAM), 4%, 12/30/24	430,000	455,159
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	616,989
Regional Transportation Authority, Series A, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	105,000	112,050
		1,184,198
Indiana - 3.4%
Indiana Finance Authority, Series C, 5%, 2/1/21	400,000	419,248
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, (ASSURED GTY), 5.5%, 1/1/38	380,000	386,145
		805,393
Iowa - 3.0%
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/28	475,000	503,832
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/30	210,000	222,747
		726,579
Kansas - 3.5%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	594,599

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Tax-Free National Fund Portfolio of Investments (unaudited)

Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	243,080
		837,679
Maryland - 2.9%
City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	694,644

Michigan - 3.6%
Detroit City School District, General Obligation, Series A, (FGIC Q-SBLF), 6%, 5/1/20	400,000	427,968
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	437,732
		865,700
Missouri - 6.6%
County of St Louis MO, Series D, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	528,080
Missouri State Board of Public Buildings, Series B, 4%, 4/1/25	525,000	572,423
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	464,800
		1,565,303
New Jersey - 5.3%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	484,245
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/28	250,000	304,300
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/29	250,000	306,002
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	160,931
		1,255,478
New Mexico - 1.9%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	464,148

New York - 3.5%
New York State Dormitory Authority, Series 1, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	303,215
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	533,674
		836,889
North Carolina - 4.5%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	547,735
State of North Carolina, Series A, (Prerefunded 5/1/19 @ $100), 4.5%, 5/1/27	200,000	204,544
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	321,554
		1,073,833
Ohio - 2.4%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	567,135

Pennsylvania - 1.7%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	411,518

South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	253,298

Tennessee - 0.5%
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	124,556

Texas - 9.8%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Tax-Free National Fund Portfolio of Investments (unaudited)

Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	316,788
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	541,505
Liberty Hill Independent School District, General Obligation, (Prerefunded 8/1/19 @ $100), (PSF-GTD), 5%, 8/1/26	410,000	424,149
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,370
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	215,954
State of Texas, General Obligation, Series C, 5%, 8/1/27	330,000	340,689
		2,340,455
Utah - 1.4%
Utah Transit Authority, (BHAC-CR MBIA), 5%, 6/15/35	280,000	338,134

Virginia - 12.7%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	103,549
Hampton Roads Sanitation District, Series A, 5%, 10/1/36	500,000	578,280
Henrico County Economic Development Authority Revenue, Series B, 5%, 10/1/19	300,000	312,063
James City County Economic Development Authority, 5%, 6/15/22	250,000	278,083
Virginia Commonwealth Transportation Board, 5%, 5/15/26	715,000	822,350
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	253,905
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	108,065
Western Regional Jail Authority, 5%, 12/1/34	500,000	568,075
		3,024,370
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	232,296

Wisconsin - 3.1%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	736,768
TOTAL INVESTMENTS - 98.2% ( Cost $23,084,562 )		23,441,685
NET OTHER ASSETS AND LIABILITIES - 1.8%		439,209
TOTAL NET ASSETS - 100.0%		$23,880,894

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 38.6%
Consumer Discretionary - 4.3%
Home Depot Inc./The, 2%, 6/15/19	$2,000,000	$1,990,612
Target Corp., 2.9%, 1/15/22	2,000,000	1,990,851
		3,981,463
Consumer Staples - 1.6%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,488,670

Energy - 1.6%
Chevron Corp. (A), 2.427%, 6/24/20	1,500,000	1,489,791

Financials - 14.4%
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	1,500,000	1,450,261
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,000,000	939,948
BB&T Corp., MTN, 2.85%, 10/26/24	750,000	715,231
Berkshire Hathaway Finance Corp. (A), 2.9%, 10/15/20	500,000	499,589
Goldman Sachs Bank USA, 3.2%, 6/5/20	1,000,000	1,001,882
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,500,000	1,478,406
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,483,859
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	438,816
Morgan Stanley, 2.8%, 6/16/20	2,000,000	1,984,428
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,300,000	1,295,267
State Street Corp., 1.95%, 5/19/21	1,500,000	1,452,667
US Bancorp, MTN, 1.95%, 11/15/18	750,000	748,826
		13,489,180
Health Care - 3.2%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,526,817
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,467,683
		2,994,500
Industrials - 0.5%
Caterpillar Inc., 3.9%, 5/27/21	500,000	510,928

Information Technology - 11.1%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,447,693
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,471,438
Intel Corp., 3.3%, 10/1/21	1,750,000	1,767,311
Microsoft Corp., 3%, 10/1/20	1,500,000	1,501,479
Microsoft Corp., 2.875%, 2/6/24	500,000	490,042
salesforce.com Inc., 3.25%, 4/11/23	2,000,000	1,994,835
Visa Inc., 2.2%, 12/14/20	1,700,000	1,671,590
		10,344,388
Real Estate - 1.9%
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,785,241
Total Corporate Notes and Bonds ( Cost $36,623,837 )		36,084,161

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

High Quality Bond Fund Portfolio of Investments (unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.6%
Fannie Mae - 4.1%
1.375%, 10/7/21	$4,000,000	3,822,248

Freddie Mac - 4.2%
2.375%, 1/13/22	$4,000,000	3,935,412

U.S. Treasury Notes - 51.3%
1.500%, 12/31/18	2,000,000	1,994,219
1.250%, 1/31/19	3,000,000	2,985,586
1.500%, 3/31/19	3,250,000	3,232,861
3.125%, 5/15/19	3,250,000	3,268,662
1.125%, 12/31/19	3,000,000	2,939,414
3.625%, 2/15/20	4,000,000	4,060,469
2.000%, 7/31/20	1,750,000	1,727,031
2.625%, 11/15/20	4,000,000	3,990,937
2.000%, 2/15/22	1,500,000	1,459,746
1.625%, 5/31/23	4,000,000	3,780,469
2.500%, 8/15/23	4,500,000	4,426,172
2.750%, 11/15/23	3,000,000	2,983,242
2.125%, 5/15/25	4,500,000	4,278,516
1.500%, 8/15/26	3,000,000	2,690,039
2.375%, 5/15/27	4,450,000	4,251,141
		48,068,504
Total U.S. Government and Agency Obligations ( Cost $57,170,884 )		55,826,164
	Shares
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class	1,183,172	1,183,172
Total Short-Term Investments ( Cost $1,183,172 )		1,183,172
COLLATERAL FOR SECURITIES ON LOAN (C) - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%	1,496,880	1,496,880
Total Collateral for Securities on Loan ( Cost $1,496,880 )		1,496,880

TOTAL INVESTMENTS - 101.1% ( Cost $96,474,773 )		94,590,377
NET OTHER ASSETS AND LIABILITIES - (1.1%)		(1,008,003)
TOTAL NET ASSETS - 100.0%		$93,582,374

(A)
A portion of securities on loan with an aggregate value of $1,464,882; cash collateral (included in liabilities) of $1,496,880 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio (see Note 4).

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2018.
(C)	Represents investments of cash collateral received in connection with securities lending.
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 6.0%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$1,000,000	$986,449
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M LIBOR + 0.320%) (A) (B), 2.392%, 5/15/23	325,000	325,000
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	207,041	206,787
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	600,000	599,918
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (B), 2.372%, 1/18/22	1,000,000	1,002,670
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	966,755	953,778
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	500,000	497,663
Dell Equipment Finance Trust, Series 2017-2, Class A2A (A), 1.97%, 2/24/20	595,777	593,586
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (A), 2.09%, 2/22/21	881,799	879,300
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	444,974	441,454
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	1,000,000	980,487
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A1, 1.77%, 8/15/20	500,000	499,849
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	600,000	599,955
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	250,184	250,306
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	980,779
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	1,250,000	1,235,582
Total Asset Backed Securities ( Cost $11,077,491 )		11,033,563
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,919,057	216,657
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	875,000	879,042
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	1,000,000	1,023,666
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	255,914	277,826
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	187,962	202,476
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	462,607	455,997
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	665,075	62,600
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	657,977	650,269
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	1,000,000	1,015,017
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,616,640	211,203
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,955,054	412,977
Total Collateralized Mortgage Obligations ( Cost $5,540,582 )		5,407,730
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.085%, 1/25/23	11,970,123	449,543
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.639%, 1/25/22	23,729,012	441,856
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	400,000	391,285
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	2,000,000	1,895,245
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (C), 0.317%, 9/25/26	31,833,504	701,572
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	400,000	389,329
FREMF Mortgage Trust, Series 2012-K706, Class B (A) (B) (C), 4.025%, 11/25/44	255,000	254,834
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.75%, 2/25/45	1,250,000	1,252,950
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	750,000	737,338
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	469,642	469,511
Total Commercial Mortgage-Backed Securities ( Cost $7,242,610 )		6,983,463

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

CORPORATE NOTES AND BONDS - 36.3%
Consumer Discretionary - 6.2%
Amazon.com Inc., 2.8%, 8/22/24	300,000	289,813
Aptiv PLC (D), 3.15%, 11/19/20	1,000,000	989,131
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	650,000	644,313
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	508,310
D.R. Horton Inc., 2.55%, 12/1/20	500,000	489,392
Discovery Communications LLC, 5%, 9/20/37	500,000	490,147
DISH DBS Corp., 6.75%, 6/1/21	250,000	251,325
ERAC USA Finance LLC (A), 6.7%, 6/1/34	250,000	299,311
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,001,040
General Motors Financial Co. Inc., 3.2%, 7/6/21	800,000	788,687
Georgia-Pacific LLC (A), 3.163%, 11/15/21	1,000,000	989,998
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	279,125
Lennar Corp., 4.75%, 4/1/21	500,000	505,000
Marriott International Inc., 3.125%, 6/15/26	600,000	557,069
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	750,000	716,159
QVC Inc., 3.125%, 4/1/19	800,000	799,926
Sirius XM Radio Inc. (A), 6%, 7/15/24	525,000	542,719
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	449,775
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	958,382
		11,549,622
Consumer Staples - 1.4%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,043,588
B&G Foods Inc., 4.625%, 6/1/21	100,000	99,125
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	1,000,000	912,328
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	480,105
		2,535,146
Energy - 6.8%
Andeavor, 3.8%, 4/1/28	600,000	573,500
Antero Resources Corp., 5.625%, 6/1/23	300,000	306,000
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	387,591
Concho Resources Inc., 4.3%, 8/15/28	250,000	250,284
EnLink Midstream Partners L.P., 4.85%, 7/15/26	300,000	288,358
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	343,200
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	998,037
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	1,000,000	1,024,611
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	375,000	310,312
Kinder Morgan Inc., 5.55%, 6/1/45	920,000	969,785
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	986,815
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,254,339
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	1,001,455
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,229,361
Unit Corp., 6.625%, 5/15/21	525,000	518,437
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,220,118
Valero Energy Partners L.P., 4.5%, 3/15/28	1,000,000	991,081
		12,653,284

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Financials - 9.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	450,000	452,510
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.875%, 1/23/28	500,000	464,550
Air Lease Corp., 3.875%, 4/1/21	450,000	451,736
Air Lease Corp., 3.75%, 2/1/22	1,000,000	999,875
American Express Co., 2.5%, 8/1/22	1,000,000	961,547
American International Group Inc., 4.75%, 4/1/48	500,000	498,181
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	987,091
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	500,000	483,420
Bank of Montreal, MTN (D), 1.9%, 8/27/21	1,000,000	957,614
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	500,000	469,974
BB&T Corp., MTN, 2.85%, 10/26/24	600,000	572,185
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	242,079
Capital One Financial Corp., 2.5%, 5/12/20	500,000	493,401
Capital One Financial Corp., 3.3%, 10/30/24	600,000	571,092
Cboe Global Markets Inc., 3.65%, 1/12/27	600,000	579,259
Citigroup Inc., 2.75%, 4/25/22	400,000	387,629
Discover Bank, 3.45%, 7/27/26	500,000	465,216
Fifth Third Bancorp, 3.35%, 7/26/21	750,000	749,523
Goldman Sachs Bank USA, 3.2%, 6/5/20	200,000	200,376
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	850,000	812,041
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	300,000	284,700
Intercontinental Exchange Inc., 2.35%, 9/15/22	300,000	288,118
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	292,544
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	957,938
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	1,000,000	1,011,479
M&T Bank Corp., 3.55%, 7/26/23	250,000	249,808
Morgan Stanley, 4.3%, 1/27/45	1,000,000	974,715
Nasdaq Inc., 3.85%, 6/30/26	175,000	169,471
PNC Bank NA, 2.45%, 7/28/22	500,000	481,696
Regions Financial Corp., 2.75%, 8/14/22	600,000	578,137
Synchrony Financial, 3.75%, 8/15/21	50,000	49,466
Synchrony Financial, 3.7%, 8/4/26	600,000	538,204
TD Ameritrade Holding Corp., 3.3%, 4/1/27	500,000	479,436
		18,155,011
Health Care - 2.9%
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	388,387
CVS Health Corp., 4.3%, 3/25/28	500,000	498,513
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,040,489
Forest Laboratories LLC (A), 5%, 12/15/21	200,000	207,702
HCA Inc., 3.75%, 3/15/19	800,000	801,240
Humana Inc., 2.5%, 12/15/20	750,000	734,676
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	300,000	285,746
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	739,878
Zoetis Inc., 3%, 9/12/27	650,000	606,700
		5,303,331
Industrials - 2.5%
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	480,121
CRH America Inc. (A), 3.875%, 5/18/25	1,000,000	982,173
Lockheed Martin Corp., 4.7%, 5/15/46	1,000,000	1,076,598

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Masco Corp., 4.375%, 4/1/26	700,000	695,560
Northrop Grumman Corp., 2.93%, 1/15/25	300,000	286,043
TransDigm Inc., 6%, 7/15/22	250,000	254,425
Union Pacific Corp., 3.5%, 6/8/23	200,000	199,982
United Rentals North America Inc., 4.625%, 7/15/23	600,000	601,500
		4,576,402
Information Technology - 2.1%
Analog Devices Inc., 5.3%, 12/15/45	600,000	652,260
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	202,000
Citrix Systems Inc., 4.5%, 12/1/27	350,000	338,273
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	430,852
Fidelity National Information Services Inc., 3%, 8/15/26	625,000	579,012
Fidelity National Information Services Inc., 4.75%, 5/15/48	300,000	300,371
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	350,000	358,147
Marvell Technology Group Ltd. (D), 4.2%, 6/22/23	500,000	499,054
Salesforce.com Inc., 3.7%, 4/11/28	500,000	501,785
		3,861,754
Materials - 0.7%
Arconic Inc., 5.125%, 10/1/24	200,000	199,500
Packaging Corp. of America, 3.65%, 9/15/24	350,000	341,918
WestRock Co. (A), 3.75%, 3/15/25	750,000	734,432
		1,275,850
Real Estate - 1.4%
Boston Properties L.P., 3.65%, 2/1/26	450,000	436,781
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	481,167
Iron Mountain Inc. (A), 4.875%, 9/15/27	600,000	549,750
Store Capital Corp., 4.5%, 3/15/28	750,000	733,356
WP Carey Inc., 4.25%, 10/1/26	500,000	487,587
		2,688,641
Telecommunication Services - 1.5%
AT&T Inc., 4.75%, 5/15/46	1,000,000	916,901
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	406,250	404,219
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	969,984
Vodafone Group PLC (D), 3.75%, 1/16/24	250,000	247,677
Vodafone Group PLC (D), 5%, 5/30/38	250,000	254,251
		2,793,032
Utilities - 1.0%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,014,479
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	901,203
		1,915,682
Total Corporate Notes and Bonds ( Cost $68,357,844 )		67,307,755
LONG TERM MUNICIPAL BONDS - 6.0%
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,532,175
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	1,998,628
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,563,225
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	2,000,000	2,084,700
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,651,264
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	10,000	10,648

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	990,000	1,053,825
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,302,413
Total Long Term Municipal Bonds ( Cost $11,111,658 )		11,196,878
MORTGAGE BACKED SECURITIES - 20.6%
Fannie Mae - 11.6%
3.5%, 5/1/29 Pool # AW3740	1,043,852	1,055,292
3%, 9/1/30 Pool # 890696	989,456	983,828
3%, 12/1/30 Pool # AL8924	504,471	502,689
7%, 11/1/31 Pool # 607515	6,981	7,638
3.5%, 12/1/31 Pool # MA0919	326,744	330,142
6.5%, 3/1/32 Pool # 631377	26,718	29,271
6.5%, 5/1/32 Pool # 636758	2,113	2,314
7%, 5/1/32 Pool # 644591	540	552
6.5%, 6/1/32 Pool # 545691	67,752	75,317
3.5%, 8/1/32 Pool # MA3098	653,629	660,012
3.5%, 9/1/32 Pool # MA3126	438,103	442,384
5.5%, 11/1/33 Pool # 555880	74,152	80,288
5%, 5/1/34 Pool # 780890	32,586	34,789
7%, 7/1/34 Pool # 792636	7,597	7,781
4%, 2/1/35 Pool # MA2177	778,049	802,088
5%, 8/1/35 Pool # 829670	74,671	79,690
5%, 9/1/35 Pool # 820347	98,910	106,347
5%, 9/1/35 Pool # 835699	73,110	78,146
3.5%, 12/1/35 Pool # MA2473	969,607	976,737
4.5%, 12/1/35 Pool # 745147	12,061	12,573
5%, 12/1/35 Pool # 850561	27,645	29,519
6%, 11/1/36 Pool # 902510	56,424	62,773
6%, 10/1/37 Pool # 947563	82,312	91,558
6.5%, 12/1/37 Pool # 889072	65,489	72,982
6.5%, 8/1/38 Pool # 987711	172,356	194,430
4%, 9/1/40 Pool # AE3039	770,369	788,557
4%, 1/1/41 Pool # AB2080	624,690	639,228
5.5%, 7/1/41 Pool # AL6588	530,836	574,618
4%, 9/1/41 Pool # AJ1406	428,761	438,995
4%, 10/1/41 Pool # AJ4046	762,328	780,934
3.5%, 11/1/41 Pool # AB3867	340,763	340,424
4%, 3/1/42 Pool # AL1998	1,176,575	1,205,275
3.5%, 6/1/42 Pool # AO4134	1,167,248	1,166,086
3.5%, 8/1/42 Pool # AP2133	685,099	684,294
3%, 9/1/42 Pool # AP6568	115,723	112,610
3.5%, 9/1/42 Pool # AB6228	404,566	403,872
4%, 10/1/42 Pool # AP7363	822,549	841,696
3.5%, 12/1/42 Pool # AQ8892	133,952	133,529
3.5%, 1/1/43 Pool # AQ9326	585,114	584,427
3%, 2/1/43 Pool # AL3072	962,442	936,464
3.5%, 3/1/43 Pool # AT0310	553,278	552,527
3.5%, 4/1/43 Pool # AR9902	374,763	374,275
3.5%, 4/1/43 Pool # AT2887	488,222	486,679
4%, 1/1/45 Pool # AS4257	248,634	253,752
4.5%, 2/1/45 Pool # MA2193	770,811	802,936

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 8/1/45 Pool # AS5645	880,240	874,731
3.5%, 12/1/45 Pool # AS6309	407,341	404,792
4.5%, 10/1/46 Pool # MA2783	173,882	180,424
3%, 1/1/47 Pool # BE0108	693,203	670,310
4%, 7/1/48 Pool # MA3415	498,008	506,207
		21,456,782
Freddie Mac - 9.0%
4.5%, 2/1/25 Pool # J11722	135,558	140,317
4.5%, 5/1/25 Pool # J12247	273,727	283,374
8%, 6/1/30 Pool # C01005	626	713
6.5%, 1/1/32 Pool # C62333	23,920	26,493
3.5%, 8/1/32 Pool # C91485	389,339	393,245
4%, 5/1/33 Pool # G18693	1,221,199	1,253,815
4.5%, 6/1/34 Pool # C01856	423,353	440,945
6.5%, 11/1/36 Pool # C02660	10,174	11,355
5.5%, 1/1/37 Pool # G04593	242,314	262,351
5.5%, 11/1/37 Pool # A68787	157,014	171,216
5.5%, 12/1/38 Pool # G05267	470,204	506,461
5%, 10/1/39 Pool # G60465	1,190,246	1,268,314
3.5%, 11/1/40 Pool # G06168	546,564	545,804
4%, 10/1/41 Pool # Q04092	902,898	924,571
4.5%, 3/1/42 Pool # G07491	577,749	605,426
3%, 9/1/42 Pool # C04233	644,252	626,388
3%, 2/1/43 Pool # Q15767	458,443	445,254
3%, 4/1/43 Pool # V80025	465,426	452,201
3%, 4/1/43 Pool # V80026	460,881	447,798
3.5%, 8/1/44 Pool # Q27927	615,015	613,541
3%, 7/1/45 Pool # G08653	933,511	902,339
3.5%, 8/1/45 Pool # Q35614	714,936	711,722
3.5%, 9/1/45 Pool # G08667	793,933	789,632
3%, 11/1/45 Pool # G08675	937,497	905,173
3%, 1/1/46 Pool # G08686	973,163	939,083
3%, 10/1/46 Pool # G60722	861,638	831,629
4%, 3/1/47 Pool # Q46801	1,197,713	1,221,245
3.5%, 11/1/47 Pool # Q52079	978,790	969,979
		16,690,384
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	9,384	10,500
6.5%, 4/20/31 Pool # 3068	4,624	5,217
4%, 4/15/39 Pool # 698089	37,873	38,753
		54,470
Total Mortgage Backed Securities ( Cost $39,268,255 )		38,201,636
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.5%
Federal Farm Credit Bank - 0.4%
3.470%, 5/7/24	$750,000	746,183

U.S. Treasury Bonds - 6.3%
6.625%, 2/15/27	$2,000,000	2,555,781

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Core Bond Fund Portfolio of Investments (unaudited)

5.375%, 2/15/31		1,250,000	1,560,889
4.500%, 5/15/38		1,500,000	1,828,535
3.750%, 8/15/41		750,000	834,199
3.000%, 5/15/45		2,000,000	1,970,000
2.250%, 8/15/46		1,500,000	1,265,625
3.000%, 5/15/47		1,000,000	983,555
3.000%, 2/15/48		750,000	737,842
			11,736,426
U.S. Treasury Notes - 14.8%
2.000%, 7/31/20		1,000,000	986,875
2.625%, 11/15/20		3,175,000	3,167,807
3.125%, 5/15/21		3,750,000	3,786,182
2.125%, 8/15/21		2,000,000	1,962,109
2.000%, 10/31/21		2,500,000	2,438,867
2.000%, 11/15/21		1,000,000	975,312
1.750%, 9/30/22		4,000,000	3,831,875
2.000%, 2/15/23		2,750,000	2,652,676
2.750%, 2/15/24		2,000,000	1,986,797
2.125%, 3/31/24		2,750,000	2,640,967
2.250%, 11/15/25		2,250,000	2,149,277
1.500%, 8/15/26		1,000,000	896,680
			27,475,424
Total U.S. Government and Agency Obligations ( Cost $40,160,803 )			39,958,033
		Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		3,797,449	3,797,449
Total Short-Term Investments ( Cost $3,797,449 )			3,797,449
TOTAL INVESTMENTS - 99.1% ( Cost $186,556,692 )			183,886,507
NET OTHER ASSETS AND LIABILITIES - 0.9%			1,578,963
TOTAL NET ASSETS - 100.0%			$185,465,470

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2018.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.5% of total net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 96.2%
Consumer Discretionary - 11.6%
Amazon.com Inc., 2.8%, 8/22/24	$100,000	$96,604
Amazon.com Inc., 3.8%, 12/5/24	200,000	205,225
Aptiv PLC (A), 3.15%, 11/19/20	200,000	197,826
CCO Holdings LLC / CCO Holdings Capital Corp. (B), 5.875%, 5/1/27	100,000	99,125
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	100,000	101,662
D.R. Horton Inc., 2.55%, 12/1/20	100,000	97,878
Discovery Communications LLC, 5%, 9/20/37	200,000	196,059
GameStop Corp. (B), 6.75%, 3/15/21	50,000	50,938
General Motors Financial Co. Inc., 3.2%, 7/6/21	200,000	197,172
Georgia-Pacific LLC (B), 3.163%, 11/15/21	100,000	99,000
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	25,375
Harman International Industries Inc., 4.15%, 5/15/25	100,000	99,313
Lowe's Cos. Inc., 2.5%, 4/15/26	100,000	91,580
McDonald's Corp., MTN, 3.5%, 3/1/27	100,000	98,325
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	53,307
Newell Brands Inc., 5.5%, 4/1/46	100,000	96,150
Omnicom Group Inc / Omnicom Capital Inc, 3.6%, 4/15/26	200,000	190,976
Sirius XM Radio Inc. (B), 6%, 7/15/24	125,000	129,219
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	49,975
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	143,757
		2,319,466
Consumer Staples - 1.5%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	150,000	156,538
Anheuser-Busch InBev Worldwide Inc., 4.6%, 4/15/48	100,000	100,120
Tyson Foods Inc., 3.55%, 6/2/27	50,000	47,562
		304,220
Energy - 14.2%
Andeavor, 3.8%, 4/1/28	100,000	95,583
Antero Resources Corp., 5.625%, 6/1/23	50,000	51,000
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	96,898
BP Capital Markets PLC (A), 3.119%, 5/4/26	100,000	95,875
Chevron Corp., 3.191%, 6/24/23	200,000	199,135
Concho Resources Inc., 4.3%, 8/15/28	50,000	50,057
ConocoPhillips Co., 4.15%, 11/15/34	20,000	19,961
Devon Energy Corp., 5.6%, 7/15/41	100,000	108,977
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	48,060
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	42,900
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	194,351
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	51,278
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	100,000	102,461
Kinder Morgan Inc. (B), 5%, 2/15/21	50,000	51,681
Kinder Morgan Inc., 5.55%, 6/1/45	50,000	52,706
Marathon Oil Corp., 2.7%, 6/1/20	200,000	197,363
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	259,833
Phillips 66, 4.65%, 11/15/34	100,000	101,971

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Corporate Bond Fund Portfolio of Investments (unaudited)

Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	192,975
Schlumberger Holdings Corp. (B), 2.35%, 12/21/18	200,000	199,848
Valero Energy Corp., 6.625%, 6/15/37	350,000	427,041
Valero Energy Partners L.P., 4.5%, 3/15/28	200,000	198,216
		2,838,170
Financials - 34.8%
Banks - 22.7%
Bank of America Corp., MTN, 2.503%, 10/21/22	200,000	191,503
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	197,418
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (C), 2.816%, 7/21/23	100,000	96,684
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (C), 3.093%, 10/1/25	100,000	95,230
Bank of Montreal, MTN (A), 1.9%, 8/27/21	100,000	95,761
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	190,728
Capital One Financial Corp., 3.3%, 10/30/24	200,000	190,364
Citigroup Inc.(3M USD LIBOR + 1.192%) (C), 4.075%, 4/23/29	150,000	147,856
Citigroup Inc., 2.75%, 4/25/22	100,000	96,907
Citigroup Inc., 2.7%, 10/27/22	250,000	239,703
Discover Bank, 3.45%, 7/27/26	100,000	93,043
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	100,000	106,863
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	199,397
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	200,000	189,800
Huntington National Bank/The, 2.2%, 4/1/19	300,000	299,008
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	102,065
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	195,029
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	191,588
KeyCorp, MTN, 5.1%, 3/24/21	250,000	260,419
Morgan Stanley, 2.8%, 6/16/20	150,000	148,832
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	197,838
Morgan Stanley, MTN, 3.875%, 1/27/26	150,000	148,151
PNC Bank NA, 2.45%, 7/28/22	250,000	240,848
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	100,000	99,636
Regions Financial Corp., 3.2%, 2/8/21	250,000	248,616
Regions Financial Corp., 2.75%, 8/14/22	200,000	192,712
US Bancorp, MTN, 2.35%, 1/29/21	100,000	97,929
		4,553,928
Diversified Financial Services - 6.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (A), 3.75%, 5/15/19	150,000	150,837
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (A), 3.875%, 1/23/28	150,000	139,365
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	304,541
Air Lease Corp., 3.625%, 4/1/27	100,000	92,596
American Express Co., 2.5%, 8/1/22	200,000	192,309
Cboe Global Markets Inc., 3.65%, 1/12/27	150,000	144,815
Intercontinental Exchange Inc., 2.35%, 9/15/22	100,000	96,039
Nasdaq Inc., 3.85%, 6/30/26	50,000	48,420
Synchrony Financial, 3.7%, 8/4/26	100,000	89,701
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	95,887
		1,354,510
Insurance - 5.3%
American International Group Inc., 3.875%, 1/15/35	200,000	182,400

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Corporate Bond Fund Portfolio of Investments (unaudited)

Berkshire Hathaway Inc., 3.125%, 3/15/26	150,000	145,247
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	100,000	101,148
MetLife Inc., 3.6%, 4/10/24	100,000	99,626
New York Life Global Funding (B), 1.95%, 2/11/20	200,000	196,529
Old Republic International Corp., 3.875%, 8/26/26	50,000	48,040
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	298,660
		1,071,650
		6,980,088
Health Care - 4.7%
AbbVie Inc., 4.7%, 5/14/45	100,000	98,247
CVS Health Corp., 5.125%, 7/20/45	100,000	104,049
Express Scripts Holding Co., 4.75%, 11/15/21	150,000	154,800
HCA Inc., 3.75%, 3/15/19	100,000	100,155
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	100,000	95,249
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	195,691
Zoetis Inc., 3%, 9/12/27	200,000	186,677
		934,868
Industrials - 8.9%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	208,404
Carlisle Cos. Inc., 3.5%, 12/1/24	100,000	96,024
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,236
CRH America Inc. (B), 3.875%, 5/18/25	200,000	196,435
Fortive Corp., 2.35%, 6/15/21	100,000	96,812
General Dynamics Corp., 1.875%, 8/15/23	100,000	92,668
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	190,796
Masco Corp., 4.375%, 4/1/26	100,000	99,366
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	199,388
Northrop Grumman Corp., 2.93%, 1/15/25	100,000	95,348
Textron Inc., 3.875%, 3/1/25	200,000	197,251
Union Pacific Corp., 3.5%, 6/8/23	100,000	99,991
Verisk Analytics Inc., 4%, 6/15/25	200,000	196,276
		1,791,995
Information Technology - 8.0%
Analog Devices Inc., 5.3%, 12/15/45	50,000	54,355
Apple Inc., 2.25%, 2/23/21	200,000	196,520
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	50,500
Cisco Systems Inc., 2.2%, 2/28/21	150,000	147,144
Citrix Systems Inc., 4.5%, 12/1/27	35,000	33,827
Dell International LLC / EMC Corp. (B), 8.35%, 7/15/46	75,000	92,325
Fidelity National Information Services Inc., 3%, 8/15/26	100,000	92,642
Fidelity National Information Services Inc., Series 30Y, 4.75%, 5/15/48	100,000	100,124
Fiserv Inc., 2.7%, 6/1/20	200,000	197,735
Intel Corp., 3.734%, 12/8/47	108,000	103,744
Marvell Technology Group Ltd. (A), 4.2%, 6/22/23	100,000	99,811
Microsoft Corp., 3.5%, 2/12/35	100,000	97,329
NVIDIA Corp., 2.2%, 9/16/21	100,000	96,923
Oracle Corp., 4%, 7/15/46	150,000	145,411
Salesforce.com Inc., 3.7%, 4/11/28	100,000	100,357
		1,608,747

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Corporate Bond Fund Portfolio of Investments (unaudited)

Materials - 3.7%
Arconic Inc., 5.125%, 10/1/24		50,000	49,875
Dow Chemical Co./The, 4.125%, 11/15/21		200,000	203,734
Nutrien Ltd. (A), 3.375%, 3/15/25		200,000	187,926
Packaging Corp. of America, 3.65%, 9/15/24		200,000	195,382
WestRock Co. (B), 3.75%, 3/15/25		100,000	97,924
			734,841
Real Estate - 3.5%
Boston Properties L.P., 3.65%, 2/1/26		100,000	97,063
Iron Mountain Inc. (B), 4.875%, 9/15/27		100,000	91,625
Simon Property Group L.P., 4.125%, 12/1/21		200,000	204,028
WP Carey Inc., 4.6%, 4/1/24		200,000	201,772
WP Carey Inc., 4.25%, 10/1/26		100,000	97,517
			692,005
Telecommunication Services - 4.9%
AT&T Inc., 5%, 3/1/21		200,000	207,542
AT&T Inc., 4.75%, 5/15/46		125,000	114,613
Harris Corp., 5.054%, 4/27/45		160,000	168,627
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (B), 3.36%, 3/20/23		81,250	80,844
Verizon Communications Inc. (B), 4.329%, 9/21/28		215,000	216,600
Verizon Communications Inc., 4.4%, 11/1/34		200,000	193,997
			982,223
Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46		100,000	90,120
Total Corporate Notes and Bonds ( Cost $19,541,323 )			19,276,743
LONG TERM MUNICIPAL BONDS - 2.1%
County of Palm Beach FL Revenue, 5%, 11/1/33		200,000	212,620
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39		200,000	208,430
Total Long Term Municipal Bonds ( Cost $419,299 )			421,050
		Shares
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		206,786	206,786
Total Short-Term Investments ( Cost $206,786 )			206,786
TOTAL INVESTMENTS - 99.3% ( Cost $20,167,408 )			19,904,579
NET OTHER ASSETS AND LIABILITIES - 0.7%			133,085
TOTAL NET ASSETS - 100.0%			$20,037,664

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.8% of total net assets.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Floating rate or variable rate note. Rate shown is as of July 31, 2018.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 92.4%
Consumer Discretionary - 18.9%
Cablevision Systems Corp., 5.875%, 9/15/22	$250,000	$250,625
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	305,250
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	150,000	159,000
Diamond Resorts International Inc. (A) (B), 7.75%, 9/1/23	250,000	260,625
DISH DBS Corp., 6.75%, 6/1/21	250,000	251,325
GameStop Corp. (A) (B), 6.75%, 3/15/21	325,000	331,094
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	237,500
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	250,000	258,125
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	504,245
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	255,255
Pinnacle Entertainment Inc., 5.625%, 5/1/24	250,000	261,875
Scientific Games International Inc. (A), 5%, 10/15/25	300,000	288,753
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	246,250
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	310,375
		3,920,297
Consumer Staples - 9.1%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	245,625
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	247,500
B&G Foods Inc., 4.625%, 6/1/21	250,000	247,813
Dean Foods Co. (A), 6.5%, 3/15/23	250,000	244,375
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	334,687
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	246,250
Simmons Foods Inc. (A), 5.75%, 11/1/24	375,000	310,312
		1,876,562
Energy - 16.9%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.25%, 12/15/21	375,000	371,250
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	130,313
Carrizo Oil & Gas Inc. (B), 6.25%, 4/15/23	375,000	381,562
DCP Midstream Operating L.P., 5.375%, 7/15/25	125,000	127,656
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	250,000	241,875
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	375,000	310,313
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	397,500
QEP Resources Inc., 5.375%, 10/1/22	300,000	304,500
SM Energy Co. (B), 6.75%, 9/15/26	100,000	101,750
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	300,000
Sunoco L.P. / Sunoco Finance Corp. (A), 4.875%, 1/15/23	250,000	245,680
Unit Corp., 6.625%, 5/15/21	600,000	592,500
		3,504,899
Financials - 10.9%
Acrisure LLC / Acrisure Finance Inc. (A), 7%, 11/15/25	250,000	226,250
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	260,625
Equinix Inc., 5.875%, 1/15/26	250,000	258,437
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	260,000
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	245,000
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	241,875

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

High Income Fund Portfolio of Investments (unaudited)

Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	300,750
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	249,125
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	221,152
		2,263,214
Health Care - 5.3%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	247,500
Avantor Inc. (A), 6%, 10/1/24	300,000	300,750
Bausch Health Cos. Inc. (A) (C), 5.625%, 12/1/21	300,000	297,000
HCA Inc., 5.875%, 2/15/26	250,000	258,438
		1,103,688
Industrials - 15.8%
ADT Corp./The, 3.5%, 7/15/22	150,000	142,500
ARD Finance S.A., 7.125% Cash, 7.875 PIK (C), 7.125%, 9/15/23	300,000	303,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	230,000
Bombardier Inc. (A) (C), 8.75%, 12/1/21	250,000	275,938
DAE Funding LLC (A), 5%, 8/1/24	250,000	245,625
GFL Environmental Inc. (A) (C), 5.375%, 3/1/23	250,000	233,050
Herc Rentals Inc. (A), 7.5%, 6/1/22	210,000	221,550
Mueller Industries Inc., 6%, 3/1/27	250,000	244,375
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	325,000	315,859
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	101,000	108,196
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	268,750
Tennant Co., 5.625%, 5/1/25	250,000	248,750
TransDigm Inc., 6%, 7/15/22	250,000	254,425
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	191,000
		3,283,018
Information Technology - 2.2%
Alliance Data Systems Corp. (A), 5.875%, 11/1/21	100,000	102,000
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	363,400
		465,400
Materials - 3.7%
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	245,000
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	550,000	516,153
		761,153
Real Estate - 1.9%
Iron Mountain Inc., 5.75%, 8/15/24	400,000	396,500

Telecommunication Services - 4.2%
Altice Luxembourg S.A. (A) (B) (C), 7.625%, 2/15/25	250,000	231,875
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	144,000
Inmarsat Finance PLC (A) (C), 6.5%, 10/1/24	300,000	301,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	203,125	202,109
		879,484
Utilities - 3.5%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	241,875
Calpine Corp., 5.5%, 2/1/24	300,000	277,500
NRG Energy Inc., 6.25%, 5/1/24	200,000	205,750

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

High Income Fund Portfolio of Investments (unaudited)

			725,125
Total Corporate Notes and Bonds ( Cost $19,325,413 )			19,179,340
		Shares
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		1,244,053	1,244,053
Total Short-Term Investments ( Cost $1,244,053 )			1,244,053
COLLATERAL FOR SECURITIES ON LOAN (D) - 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%		1,178,900	1,178,900
Total Collateral for Securities on Loan ( Cost $1,178,900 )			1,178,900
TOTAL INVESTMENTS - 104.1% ( Cost $21,748,366 )			21,602,293
NET OTHER ASSETS AND LIABILITIES - (4.1%)			(857,637)
TOTAL NET ASSETS - 100.0%			$20,744,656

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)
A portion of securities on loan with an aggregate value of $1,155,190; cash collateral (included in liabilities) of $1,178,900 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio (see Note 4).

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.9% of total net assets.
(D)	Represents investments of cash collateral received in connection with securities lending.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 64.5%
Consumer Discretionary - 5.7%
Home Depot Inc./The	14,500	$2,864,040
McDonald's Corp.	10,000	1,575,400
Starbucks Corp.	39,500	2,069,405
TJX Cos. Inc./The	27,000	2,626,020
		9,134,865
Consumer Staples - 6.3%
Diageo PLC, ADR	17,000	2,503,590
JM Smucker Co./The	9,000	1,000,080
Nestle S.A., ADR	31,000	2,526,810
PepsiCo Inc.	19,500	2,242,500
Procter & Gamble Co./The	23,500	1,900,680
		10,173,660
Energy - 6.3%
Chevron Corp.	24,800	3,131,496
Exxon Mobil Corp.	51,500	4,197,765
Schlumberger Ltd.	41,500	2,802,080
		10,131,341
Financials - 10.2%
BB&T Corp.	30,500	1,549,705
Chubb Ltd.	10,500	1,467,060
CME Group Inc.	20,500	3,261,960
Northern Trust Corp.	13,500	1,474,470
Travelers Cos. Inc./The	16,500	2,147,310
US Bancorp	60,500	3,207,105
Wells Fargo & Co.	59,000	3,380,110
		16,487,720
Health Care - 10.9%
Amgen Inc.	10,500	2,063,775
Johnson & Johnson	23,500	3,114,220
Medtronic PLC	45,000	4,060,350
Merck & Co. Inc.	41,500	2,733,605
Novartis AG, ADR	28,800	2,416,320
Pfizer Inc.	81,000	3,234,330
		17,622,600
Industrials - 8.8%
3M Co.	5,500	1,167,760
Emerson Electric Co.	31,500	2,276,820
Fastenal Co.	49,500	2,818,035
Union Pacific Corp.	12,500	1,873,625
United Parcel Service Inc., Class B	24,700	2,961,283
United Technologies Corp.	22,500	3,054,150
		14,151,673
Information Technology - 7.8%
Accenture PLC, Class A	8,500	1,354,305

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Analog Devices Inc.	15,000	1,442,100
Automatic Data Processing Inc.	10,000	1,349,900
Cisco Systems Inc.	84,000	3,552,360
Microsoft Corp.	34,000	3,606,720
Texas Instruments Inc.	10,500	1,168,860
		12,474,245
Materials - 4.2%
Nucor Corp.	41,500	2,777,595
Praxair Inc.	23,500	3,936,250
		6,713,845
Telecommunication Service - 1.9%
Verizon Communications Inc.	60,000	3,098,400

Utilities - 2.4%
Dominion Energy Inc.	24,000	1,721,040
NextEra Energy Inc.	12,500	2,094,250
		3,815,290
Total Common Stocks ( Cost $74,788,289 )		103,803,639
	Par Value
ASSET BACKED SECURITIES - 2.0%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	250,000	246,612
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M LIBOR + 0.320%) (A) (B), 2.392%, 5/15/23	75,000	75,000
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	82,817	82,715
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	150,000	149,979
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (B), 2.372%, 1/18/22	200,000	200,534
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	386,702	381,511
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	250,000	248,831
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (A), 2.09%, 2/22/21	352,720	351,720
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A1, 1.77%, 8/15/20	250,000	249,925
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	150,000	149,989
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	70,052	70,086
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	450,000	441,351
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	600,000	593,079
Total Asset Backed Securities ( Cost $3,250,814 )		3,241,332
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	200,000	200,924
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	250,000	255,917
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	88,107	94,910
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	231,303	227,999
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	263,191	260,107
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	406,565	412,670
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	230,913	245,609
Total Collateralized Mortgage Obligations ( Cost $1,772,424 )		1,698,136
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.085%, 1/25/23	3,683,115	138,321

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.388%, 3/25/23	348,030	335,990
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	250,000	244,553
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	225,000	218,997
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.75%, 2/25/45	300,000	300,708
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	200,000	196,623
Total Commercial Mortgage-Backed Securities ( Cost $1,480,247 )		1,435,192
CORPORATE NOTES AND BONDS - 12.4%
Consumer Discretionary - 2.7%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	509,096
Amazon.com Inc., 2.8%, 8/22/24	125,000	120,755
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	200,000	198,250
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	203,324
Discovery Communications LLC, 5%, 9/20/37	250,000	245,074
DISH DBS Corp., 6.75%, 6/1/21	100,000	100,530
ERAC USA Finance LLC (A), 6.7%, 6/1/34	150,000	179,586
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	300,000	300,312
GameStop Corp. (A) (D), 6.75%, 3/15/21	100,000	101,875
General Motors Financial Co. Inc., 3.2%, 7/6/21	300,000	295,758
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	126,875
Lennar Corp., 4.75%, 4/1/21	150,000	151,500
Marriott International Inc., 3.125%, 6/15/26	250,000	232,112
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	319,843
Newell Brands Inc., 5.5%, 4/1/46	450,000	432,677
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	350,000	334,207
Time Warner Inc., 4.75%, 3/29/21	400,000	411,641
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	148,549
		4,411,964
Consumer Staples - 0.3%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	250,000	260,897
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	250,000	228,082
Tyson Foods Inc., 3.55%, 6/2/27	75,000	71,344
		560,323
Energy - 2.3%
Antero Resources Corp., 5.625%, 6/1/23	150,000	153,000
BP Capital Markets PLC (E), 3.119%, 5/4/26	200,000	191,749
ConocoPhillips Co., 4.15%, 11/15/34	129,000	128,749
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	467,700
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	299,411
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	230,750
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	103,438
Kinder Morgan Inc., 5.55%, 6/1/45	350,000	368,940
Marathon Oil Corp., 2.7%, 6/1/20	300,000	296,044
Phillips 66, 4.65%, 11/15/34	500,000	509,857
Schlumberger Holdings Corp. (A), 4%, 12/21/25	300,000	300,273
Valero Energy Corp., 6.625%, 6/15/37	250,000	305,030
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	297,324
		3,652,265

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Financials - 3.5%
Air Lease Corp. (D), 3.75%, 2/1/22	300,000	299,963
Air Lease Corp., 3.625%, 4/1/27	200,000	185,191
American Express Co., 2.5%, 8/1/22	400,000	384,619
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	241,710
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	380,919
Bank of Montreal, MTN (E), 1.9%, 8/27/21	250,000	239,403
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	400,000	375,979
BB&T Corp., MTN, 2.85%, 10/26/24	200,000	190,728
Berkshire Hathaway Inc., 3.125%, 3/15/26	100,000	96,832
Capital One Financial Corp., 2.45%, 4/24/19	200,000	199,616
Capital One Financial Corp., 3.3%, 10/30/24	200,000	190,364
Cboe Global Markets Inc., 3.65%, 1/12/27	175,000	168,951
Fifth Third Bancorp, 3.35%, 7/26/21	250,000	249,841
Goldman Sachs Bank USA, 3.2%, 6/5/20	100,000	100,188
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	334,370
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	192,079
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	292,544
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	326,050
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	98,767
Morgan Stanley, 4.3%, 1/27/45	250,000	243,679
Nasdaq Inc., 3.85%, 6/30/26	50,000	48,420
Regions Financial Corp., 3.2%, 2/8/21	250,000	248,616
Regions Financial Corp., 2.75%, 8/14/22	250,000	240,890
Synchrony Financial, 3.7%, 8/4/26	250,000	224,252
		5,553,971
Health Care - 1.1%
CVS Health Corp., 5.125%, 7/20/45	250,000	260,122
HCA Inc., 3.75%, 3/15/19	150,000	150,233
Humana Inc., 2.5%, 12/15/20	300,000	293,870
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	350,000	345,277
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	391,382
Zoetis Inc., 3%, 9/12/27	350,000	326,684
		1,767,568
Industrials - 0.3%
Masco Corp., 4.375%, 4/1/26	150,000	149,049
Union Pacific Corp., 3.5%, 6/8/23	200,000	199,981
United Rentals North America Inc., 4.625%, 7/15/23	200,000	200,500
		549,530
Information Technology - 1.3%
Analog Devices Inc., 5.3%, 12/15/45	225,000	244,598
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	300,000	303,495
Citrix Systems Inc., 4.5%, 12/1/27	55,000	53,157
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	92,325
Fidelity National Information Services Inc., 3%, 8/15/26	175,000	162,123
Fiserv Inc., 2.7%, 6/1/20	250,000	247,169
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	175,000	179,074
Intel Corp., 3.734%, 12/8/47	272,000	261,280
Oracle Corp., 4%, 7/15/46	325,000	315,057

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Thomson Reuters Corp. (E), 4.3%, 11/23/23	225,000	229,420
		2,087,698
Real Estate - 0.5%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	250,000	240,583
Iron Mountain Inc. (A), 4.875%, 9/15/27	100,000	91,625
Store Capital Corp., 4.5%, 3/15/28	200,000	195,561
Welltower Inc., 4.5%, 1/15/24	200,000	203,046
		730,815
Telecommunication Services - 0.4%
AT&T Inc., 4.75%, 5/15/46	200,000	183,380
Verizon Communications Inc. (A), 4.329%, 9/21/28	431,000	434,208
		617,588
Total Corporate Notes and Bonds ( Cost $20,133,885 )		19,931,722
LONG TERM MUNICIPAL BONDS - 2.1%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	500,000	521,075
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	500,000	526,190
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	398,821
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	514,630
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	335,413
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	345,000	367,242
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,324
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	500,000	513,375
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	210,540
Total Long Term Municipal Bonds ( Cost $3,419,867 )		3,392,610
MORTGAGE BACKED SECURITIES - 6.8%
Fannie Mae - 4.2%
3%, 9/1/30 Pool # 890696	207,467	206,286
3%, 12/1/30 Pool # AL8924	336,314	335,126
7%, 11/1/31 Pool # 607515	6,981	7,638
3.5%, 12/1/31 Pool # MA0919	520,544	525,958
7%, 5/1/32 Pool # 644591	864	883
3.5%, 8/1/32 Pool # MA3098	217,876	220,004
3.5%, 9/1/32 Pool # MA3126	178,246	179,988
5.5%, 10/1/33 Pool # 254904	48,793	52,711
7%, 7/1/34 Pool # 792636	4,775	4,891
4%, 2/1/35 Pool # MA2177	337,155	347,571
5%, 8/1/35 Pool # 829670	43,414	46,331
5%, 9/1/35 Pool # 820347	58,999	63,435
5%, 9/1/35 Pool # 835699	45,507	48,642
3%, 12/1/35 Pool # AS6267	281,564	276,505
5%, 12/1/35 Pool # 850561	16,827	17,968
5.5%, 9/1/36 Pool # 831820	86,370	94,985
6%, 9/1/36 Pool # 831741	26,710	28,965
5.5%, 10/1/36 Pool # 901723	35,040	37,757
5.5%, 12/1/36 Pool # 903059	58,331	62,427
4.5%, 7/1/41 Pool # AB3274	173,635	181,968
5.5%, 7/1/41 Pool # AL6588	159,251	172,385
3.5%, 6/1/42 Pool # AO4134	273,574	273,301

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

4%, 6/1/42 Pool # MA1087	193,900	198,413
3.5%, 8/1/42 Pool # AP2133	205,530	205,288
3.5%, 8/1/42 Pool # AO8100	172,119	171,854
4%, 10/1/42 Pool # AP7363	352,521	360,727
3%, 2/1/43 Pool # AL3072	293,828	285,897
3%, 2/1/43 Pool # AB8563	188,595	183,341
3%, 2/1/43 Pool # AB8486	311,515	302,881
3%, 3/1/43 Pool # AB8818	305,426	296,925
3.5%, 3/1/43 Pool # AT0310	158,079	157,865
4%, 1/1/45 Pool # AS4257	130,860	133,553
4%, 1/1/45 Pool # MA2145	358,593	365,296
4.5%, 2/1/45 Pool # MA2193	256,937	267,645
3.5%, 12/1/45 Pool # AS6309	162,937	161,917
3%, 1/1/47 Pool # BE0108	231,068	223,437
4%, 7/1/48 Pool # MA3415	249,004	253,104
		6,753,868
Freddie Mac - 2.6%
4.5%, 2/1/25 Pool # J11722	33,889	35,079
4.5%, 5/1/25 Pool # J12247	29,328	30,362
8%, 6/1/30 Pool # C01005	1,159	1,319
6.5%, 1/1/32 Pool # C62333	35,881	39,740
5%, 10/1/39 Pool # G60465	409,573	436,437
3.5%, 11/1/40 Pool # G06168	289,927	289,523
4.5%, 9/1/41 Pool # Q03516	149,951	157,049
4%, 10/1/41 Pool # Q04092	213,412	218,535
3%, 8/1/42 Pool # G08502	262,178	254,967
3%, 9/1/42 Pool # C04233	266,878	259,478
3%, 4/1/43 Pool # V80026	307,254	298,532
3%, 4/1/43 Pool # V80025	310,284	301,468
3.5%, 8/1/44 Pool # Q27927	476,637	475,494
3%, 7/1/45 Pool # G08653	373,404	360,936
3.5%, 8/1/45 Pool # Q35614	357,468	355,861
3%, 10/1/46 Pool # G60722	280,032	270,279
4%, 3/1/47 Pool # Q46801	342,204	348,927
		4,133,986
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	13,138	14,700
6.5%, 4/20/31 Pool # 3068	7,706	8,696
		23,396
Total Mortgage Backed Securities ( Cost $11,270,389 )		10,911,250
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
Federal Farm Credit Bank - 0.1%
3.470%, 5/7/24	$225,000	223,855

Federal Home Loan Bank - 0.3%
1.750%, 12/21/23 (F)	$400,000	394,857

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. Treasury Bonds - 2.0%
6.625%, 2/15/27		$860,000	1,098,986
3.000%, 5/15/42		500,000	493,945
2.500%, 2/15/45		450,000	402,504
2.500%, 5/15/46		400,000	356,328
2.250%, 8/15/46		400,000	337,500
3.000%, 5/15/47		400,000	393,422
3.000%, 2/15/48		115,000	113,136
			3,195,821
U.S. Treasury Notes - 4.9%
2.625%, 11/15/20		1,500,000	1,496,602
2.000%, 11/15/21		1,000,000	975,312
1.750%, 5/15/22		2,425,000	2,332,926
2.500%, 8/15/23		1,750,000	1,721,289
2.125%, 3/31/24		1,000,000	960,351
1.500%, 8/15/26		500,000	448,340
			7,934,820
Total U.S. Government and Agency Obligations ( Cost $11,925,919 )			11,749,353
		Shares
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		4,491,945	4,491,945
Total Short-Term Investments ( Cost $4,491,945 )			4,491,945
COLLATERAL FOR SECURITIES ON LOAN (G) - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%		151,170	151,170
Total Collateral for Securities on Loan ( Cost $151,170 )			151,170
TOTAL INVESTMENTS - 99.9% ( Cost $132,684,949 )			160,806,349
NET OTHER ASSETS AND LIABILITIES - 0.1%			196,459
TOTAL NET ASSETS - 100.0%			$161,002,808

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2018.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)
A portion of securities on loan with an aggregate value of $148,150; cash collateral (included in liabilities) of $151,170 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio (see Note 4).

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.6% of total net assets.
(F)	Stepped rate security. Rate shown is as of July 31, 2018.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 83.0%
Consumer Discretionary - 6.9%
Discovery Inc., Class A *	33,800	$898,404
Discovery Inc., Class C * (A)	36,000	883,800
General Motors Co. (A)	75,100	2,847,041
Nordstrom Inc. (A)	52,300	2,741,043
Whirlpool Corp.	13,300	1,743,630
		9,113,918
Consumer Staples - 3.4%
Archer-Daniels-Midland Co. (A)	47,000	2,268,220
JM Smucker Co./The (A)	20,000	2,222,400
		4,490,620
Energy - 9.2%
Apache Corp. (A)	77,700	3,574,200
Baker Hughes, a GE Co. (A)	96,300	3,330,054
Canadian Natural Resources Ltd. (A)	70,000	2,564,800
Range Resources Corp. (A)	169,200	2,610,756
		12,079,810
Financials - 9.9%
Bank of America Corp. (A)	97,800	3,020,064
Citigroup Inc. (A)	42,100	3,026,569
JPMorgan Chase & Co. (A)	23,900	2,747,305
Northern Trust Corp. (A)	25,000	2,730,500
Regions Financial Corp. (A)	81,300	1,512,993
		13,037,431
Health Care - 11.6%
Baxter International Inc. (A)	47,500	3,441,375
Cerner Corp. * (A)	44,000	2,731,520
CVS Health Corp. (A)	35,200	2,283,072
Gilead Sciences Inc. (A)	38,500	2,996,455
McKesson Corp. (A)	10,500	1,318,800
Medtronic PLC (A)	28,000	2,526,440
		15,297,662
Industrials - 5.4%
Delta Air Lines Inc. (A)	47,000	2,557,740
Fastenal Co. (A)	46,800	2,664,324
FedEx Corp. (A)	8,000	1,966,960
		7,189,024
Information Technology - 15.4%
Alphabet Inc., Class C * (A)	1,900	2,312,794
Ciena Corp. * (A)	140,200	3,561,080
First Data Corp., Class A * (A)	117,500	2,733,050
Microsoft Corp. (A)	37,900	4,020,432
QUALCOMM Inc. (A)	58,800	3,768,492
Xilinx Inc. (A)	55,200	3,978,264
		20,374,112

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Materials - 11.8%
Alcoa Corp. *				78,700	3,405,349
DowDuPont Inc. (A)				61,500	4,229,355
Freeport-McMoRan Inc. (A)				164,900	2,720,850
Newmont Mining Corp. (A)				90,200	3,308,536
Steel Dynamics Inc. (A)				40,000	1,883,600
					15,547,690
Telecommunication Services - 6.4%
CenturyLink Inc. (A)				129,000	2,421,330
T-Mobile U.S. Inc. * (A)				99,800	5,988,000
					8,409,330
Utilities - 3.0%
AES Corp. (A)				148,000	1,977,280
Sempra Energy (A)				17,000	1,965,030
					3,942,310
Total Common Stocks ( Cost $116,803,473 )					109,481,907
EXCHANGE TRADED FUNDS - 4.6%
Invesco DB Gold Fund *				100,000	3,862,000
VanEck Vectors Gold Miners ETF				103,600	2,204,608
Total Exchange Traded Funds ( Cost $6,472,306 )					6,066,608
SHORT-TERM INVESTMENTS - 13.8%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class				18,156,549	18,156,549
Total Short-Term Investments ( Cost $18,156,549 )					18,156,549
TOTAL INVESTMENTS - 101.4% ( Cost $141,432,328 )					133,705,064
TOTAL CALL & PUT OPTIONS WRITTEN - (1.9%)					(2,501,194)
NET OTHER ASSETS AND LIABILITIES - 0.5%					666,131
TOTAL NET ASSETS - 100.0%					$131,870,001

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Written Option Contracts Outstanding at July 31, 2018
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
AES Corp.	$12.00	08/17/2018	(1,480)	$(148,000)	$(199,800)	$(42,863)	$(156,937)
Alphabet Inc., Class C	1,150.00	08/17/2018	(19)	(1,900)	(140,220)	(42,149)	(98,071)
Apache Corp.	47.50	08/17/2018	(427)	(42,700)	(39,498)	(56,074)	16,576
Archer-Daniels-Midland Co.	47.00	09/21/2018	(470)	(47,000)	(88,360)	(65,119)	(23,241)
Baker Hughes, a GE Co.	35.00	08/17/2018	(400)	(40,000)	(25,000)	(37,688)	12,688
Bank of America Corp.	30.00	08/17/2018	(330)	(33,000)	(36,135)	(18,207)	(17,928)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Bank of America Corp.	30.00	09/21/2018	(330)	(33,000)	(46,695)	(26,163)	(20,532)
Bank of America Corp.	31.00	10/19/2018	(318)	(31,800)	(35,616)	(36,810)	1,194
Baxter International Inc.	70.00	08/17/2018	(225)	(22,500)	(65,700)	(42,028)	(23,672)
Baxter International Inc.	75.00	08/17/2018	(250)	(25,000)	(5,750)	(32,518)	26,768
Canadian Natural Resources Ltd.	35.00	08/17/2018	(350)	(35,000)	(71,750)	(29,397)	(42,353)
Canadian Natural Resources Ltd.	38.00	09/21/2018	(350)	(35,000)	(29,750)	(34,825)	5,075
CenturyLink Inc.	19.00	08/17/2018	(650)	(65,000)	(34,775)	(44,064)	9,289
CenturyLink Inc.	20.00	10/19/2018	(640)	(64,000)	(24,640)	(35,937)	11,297
Cerner Corp.	62.50	08/17/2018	(123)	(12,300)	(17,527)	(16,834)	(693)
Cerner Corp.	62.50	09/21/2018	(220)	(22,000)	(45,100)	(37,475)	(7,625)
Cerner Corp.	65.00	09/21/2018	(97)	(9,700)	(10,185)	(12,140)	1,955
Ciena Corp.	27.00	09/21/2018	(702)	(70,200)	(48,438)	(74,410)	25,972
Ciena Corp.	29.00	09/21/2018	(300)	(30,000)	(7,500)	(43,554)	36,054
Ciena Corp.	28.00	10/19/2018	(328)	(32,800)	(18,696)	(27,270)	8,574
Citigroup Inc.	75.00	09/21/2018	(250)	(25,000)	(18,250)	(55,907)	37,657
Citigroup Inc.	72.50	09/21/2018	(171)	(17,100)	(27,959)	(20,403)	(7,556)
CVS Health Corp.	67.50	08/17/2018	(175)	(17,500)	(15,925)	(39,410)	23,485
CVS Health Corp.	70.00	08/17/2018	(177)	(17,700)	(6,726)	(27,619)	20,893
Delta Air Lines Inc.	30.00	08/17/2018	(300)	(30,000)	(4,500)	(26,793)	22,293
Delta Air Lines Inc.	57.50	09/21/2018	(49)	(4,900)	(3,773)	(8,109)	4,336
Delta Air Lines Inc.	55.00	10/19/2018	(260)	(26,000)	(60,970)	(45,534)	(15,436)
Delta Air Lines Inc.	57.50	10/19/2018	(161)	(16,100)	(21,171)	(22,522)	1,351
Discovery Inc., Class C	25.00	09/21/2018	(180)	(18,000)	(21,150)	(11,813)	(9,337)
DowDuPont Inc.	67.50	08/17/2018	(308)	(30,800)	(70,532)	(32,137)	(38,395)
DowDuPont Inc.	72.50	08/17/2018	(307)	(30,700)	(8,289)	(32,395)	24,106
Fastenal Co.	55.00	08/17/2018	(234)	(23,400)	(57,915)	(31,495)	(26,420)
Fastenal Co.	57.50	08/17/2018	(234)	(23,400)	(21,060)	(19,895)	(1,165)
FedEx Corp.	240.00	08/17/2018	(80)	(8,000)	(65,400)	(25,531)	(39,869)
First Data Corp.	22.00	08/17/2018	(725)	(72,500)	(105,125)	(37,832)	(67,293)
First Data Corp.	24.00	10/19/2018	(450)	(45,000)	(31,500)	(36,765)	5,265
Freeport-McMoRan Inc.	19.00	08/17/2018	(350)	(35,000)	(1,225)	(26,331)	25,106
General Motors Co.	40.00	08/17/2018	(326)	(32,600)	(5,705)	(27,613)	21,908
General Motors Co.	45.00	08/17/2018	(425)	(42,500)	(1,912)	(47,294)	45,382
Gilead Sciences Inc.	72.50	08/17/2018	(201)	(20,100)	(113,063)	(46,314)	(66,749)
Gilead Sciences Inc.	80.00	09/21/2018	(123)	(12,300)	(21,525)	(27,349)	5,824
JM Smucker Co./The	110.00	08/17/2018	(200)	(20,000)	(59,500)	(33,972)	(25,528)
JPMorgan Chase & Co.	115.00	09/21/2018	(239)	(23,900)	(75,285)	(42,618)	(32,667)
McKesson Corp.	150.00	08/17/2018	(64)	(6,400)	(160)	(37,053)	36,893
McKesson Corp.	155.00	08/17/2018	(41)	(4,100)	(205)	(12,471)	12,266
Medtronic PLC	87.50	08/17/2018	(140)	(14,000)	(44,100)	(24,002)	(20,098)
Medtronic PLC	90.00	09/21/2018	(140)	(14,000)	(36,750)	(24,480)	(12,270)
Microsoft Corp.	105.00	08/17/2018	(243)	(24,300)	(60,143)	(42,702)	(17,441)
Microsoft Corp.	105.00	09/21/2018	(136)	(13,600)	(52,360)	(26,105)	(26,255)
Newmont Mining Corp.	39.00	09/21/2018	(400)	(40,000)	(17,400)	(41,358)	23,958
Nordstrom Inc.	55.00	08/17/2018	(523)	(52,300)	(50,470)	(86,065)	35,595
Northern Trust Corp.	110.00	08/17/2018	(93)	(9,300)	(13,485)	(14,142)	657
Northern Trust Corp.	115.00	10/19/2018	(157)	(15,700)	(27,082)	(44,913)	17,831
QUALCOMM Inc.	60.00	08/17/2018	(290)	(29,000)	(126,150)	(43,467)	(82,683)
QUALCOMM Inc.	62.50	08/17/2018	(298)	(29,800)	(64,666)	(46,525)	(18,141)
Range Resources Corp.	17.00	08/17/2018	(291)	(29,100)	(4,365)	(24,433)	20,068

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Range Resources Corp.	18.00	08/17/2018	(370)	(37,000)	(1,850)	(29,334)	27,484
Range Resources Corp.	19.00	09/21/2018	(850)	(85,000)	(12,750)	(71,426)	58,676
Regions Financial Corp.	20.00	08/17/2018	(793)	(79,300)	(4,361)	(48,665)	44,304
Sempra Energy	120.00	08/17/2018	(170)	(17,000)	(8,925)	(23,853)	14,928
Steel Dynamics Inc.	47.00	08/17/2018	(200)	(20,000)	(24,000)	(32,848)	8,848
Steel Dynamics Inc.	48.00	08/17/2018	(200)	(20,000)	(15,000)	(30,814)	15,814
T-Mobile U.S. Inc.	62.50	08/17/2018	(360)	(36,000)	(25,920)	(48,711)	22,791
T-Mobile U.S. Inc.	67.50	08/17/2018	(200)	(20,000)	(2,000)	(49,610)	47,610
Xilinx Inc.	70.00	08/17/2018	(101)	(10,100)	(27,321)	(17,642)	(9,679)
Xilinx Inc.	72.50	08/17/2018	(149)	(14,900)	(18,774)	(27,292)	8,518
Xilinx Inc.	72.50	09/21/2018	(181)	(18,100)	(43,440)	(48,223)	4,783
Xilinx Inc.	77.50	09/21/2018	(121)	(12,100)	(9,922)	(23,637)	13,715
Total Options Written, at Value					$(2,501,194)	$(2,400,947)	$(100,247)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.4%
Consumer Discretionary - 8.6%
Home Depot Inc./The	15,000	$2,962,800
McDonald's Corp.	10,500	1,654,170
Starbucks Corp.	43,000	2,252,770
TJX Cos. Inc./The	28,000	2,723,280
		9,593,020
Consumer Staples - 9.7%
Diageo PLC, ADR	17,500	2,577,225
JM Smucker Co./The	10,000	1,111,200
Nestle S.A., ADR	33,000	2,689,830
PepsiCo Inc.	20,000	2,300,000
Procter & Gamble Co./The	26,000	2,102,880
		10,781,135
Energy - 9.6%
Chevron Corp.	26,500	3,346,155
Exxon Mobil Corp.	52,500	4,279,275
Schlumberger Ltd.	45,000	3,038,400
		10,663,830
Financials - 15.4%
BB&T Corp.	31,000	1,575,110
Chubb Ltd.	11,500	1,606,780
CME Group Inc.	21,000	3,341,520
Northern Trust Corp.	14,500	1,583,690
Travelers Cos. Inc./The	17,000	2,212,380
US Bancorp	64,000	3,392,640
Wells Fargo & Co.	61,500	3,523,335
		17,235,455
Health Care - 16.4%
Amgen Inc.	11,000	2,162,050
Johnson & Johnson	23,500	3,114,220
Medtronic PLC	47,000	4,240,810
Merck & Co. Inc.	43,500	2,865,345
Novartis AG, ADR	30,000	2,517,000
Pfizer Inc.	85,000	3,394,050
		18,293,475
Industrials - 13.3%
3M Co.	6,000	1,273,920
Emerson Electric Co.	32,000	2,312,960
Fastenal Co.	52,000	2,960,360
Union Pacific Corp.	13,500	2,023,515
United Parcel Service Inc., Class B	26,000	3,117,140
United Technologies Corp.	23,500	3,189,890
		14,877,785
Information Technology - 11.6%
Accenture PLC, Class A	9,500	1,513,635

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Dividend Income Fund Portfolio of Investments (unaudited)

	Analog Devices Inc.	15,000	1,442,100
	Automatic Data Processing Inc.	10,000	1,349,900
	Cisco Systems Inc.	82,500	3,488,925
	Microsoft Corp.	36,000	3,818,880
	Texas Instruments Inc.	11,500	1,280,180
			12,893,620
	Materials - 6.2%
	Nucor Corp.	44,000	2,944,920
	Praxair Inc.	24,000	4,020,000
			6,964,920
	Telecommunication Service - 2.9%
	Verizon Communications Inc.	63,000	3,253,320

	Utilities - 3.7%
	Dominion Energy Inc.	25,500	1,828,605
	NextEra Energy Inc.	13,500	2,261,790
			4,090,395
Total Common Stocks ( Cost $89,204,051 )			108,646,955
	SHORT-TERM INVESTMENTS - 2.4%
	State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class	2,727,292	2,727,292
Total Short-Term Investments ( Cost $2,727,292 )			2,727,292
TOTAL INVESTMENTS - 99.8% ( Cost $91,931,343 )			111,374,247
NET OTHER ASSETS AND LIABILITIES - 0.2%			207,266
TOTAL NET ASSETS - 100.0%			$111,581,513

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.1%
Consumer Staples - 4.4%
Archer-Daniels-Midland Co.	88,000	$4,246,880

Energy - 16.2%
Canadian Natural Resources Ltd.	116,000	4,250,240
Chevron Corp.	16,500	2,083,455
EOG Resources Inc.	43,500	5,608,890
Halliburton Co.	57,500	2,439,150
Range Resources Corp.	86,000	1,326,980
		15,708,715
Financials - 17.6%
Bank of America Corp.	129,000	3,983,520
Bank of New York Mellon Corp./The	75,000	4,010,250
JPMorgan Chase & Co.	39,500	4,540,525
Regions Financial Corp.	114,000	2,121,540
US Bancorp	46,000	2,438,460
		17,094,295
Health Care - 12.3%
Baxter International Inc.	58,500	4,238,325
Eli Lilly & Co.	11,500	1,136,315
Humana Inc.	7,500	2,356,350
Medtronic PLC	47,000	4,240,810
		11,971,800
Industrials - 8.5%
Jacobs Engineering Group Inc.	57,500	3,888,725
Textron Inc.	64,000	4,369,280
		8,258,005
Information Technology - 5.7%
First Data Corp., Class A *	179,000	4,163,540
Seagate Technology PLC	26,500	1,394,430
		5,557,970
Materials - 13.3%
Cleveland-Cliffs Inc. * (A)	303,000	3,269,370
DowDuPont Inc.	29,500	2,028,715
Newmont Mining Corp.	76,000	2,787,680
Rio Tinto PLC, ADR (A)	69,000	3,829,500
Southern Copper Corp.	20,000	987,200
		12,902,465
Real Estate - 3.7%
Weyerhaeuser Co.	106,000	3,623,080

Telecommunication Service - 4.0%
CenturyLink Inc.	210,000	3,941,700

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

Utilities - 11.4%
AES Corp.		360,000	4,809,600
NRG Energy Inc.		112,000	3,547,040
Sempra Energy		23,700	2,739,483
			11,096,123
Total Common Stocks ( Cost $79,561,629 )			94,401,033
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		2,699,911	2,699,911
Total Short-Term Investments ( Cost $2,699,911 )			2,699,911
TOTAL INVESTMENTS - 99.9% ( Cost $82,261,540 )			97,100,944
NET OTHER ASSETS AND LIABILITIES - 0.1%			106,424
TOTAL NET ASSETS - 100.0%			$97,207,368

*	Non-income producing.
(A)	A portion of securities on loan with an aggregate value of $4,398,152 and non-cash collateral of $4,444,520 (see Note 4).
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.7%
Consumer Discretionary - 17.1%
Booking Holdings Inc. *	2,215	$4,493,615
CarMax Inc. *	144,433	10,786,257
Comcast Corp., Class A	133,111	4,762,712
Omnicom Group Inc.	161,900	11,143,577
Starbucks Corp.	112,734	5,906,134
TJX Cos. Inc./The	149,190	14,510,219
		51,602,514
Consumer Staples - 4.0%
Diageo PLC, ADR	38,675	5,695,667
JM Smucker Co./The	55,600	6,178,272
		11,873,939
Financials - 14.3%
Berkshire Hathaway Inc., Class B *	56,256	11,131,375
Brookfield Asset Management Inc., Class A	274,868	11,588,435
Charles Schwab Corp./The	93,380	4,767,983
US Bancorp	292,259	15,492,649
		42,980,442
Health Care - 14.9%
Danaher Corp.	99,677	10,224,867
Henry Schein Inc. *	140,192	11,132,647
Johnson & Johnson	53,716	7,118,444
Novartis AG, ADR	143,214	12,015,654
Varian Medical Systems Inc. *	38,475	4,441,939
		44,933,551
Industrials - 9.0%
Copart Inc. *	73,351	4,209,614
Jacobs Engineering Group Inc.	223,950	15,145,738
PACCAR Inc.	118,243	7,770,930
		27,126,282
Information Technology - 23.5%
Accenture PLC, Class A	37,986	6,052,309
Alphabet Inc., Class C *	9,979	12,147,038
Analog Devices Inc.	73,217	7,039,082
CDW Corp.	98,963	8,321,799
Cognizant Technology Solutions Corp., Class A	131,665	10,730,697
Oracle Corp.	169,639	8,088,388
TE Connectivity Ltd.	85,423	7,993,030
Visa Inc., Class A	75,266	10,291,873
		70,664,216
Materials - 9.3%
PPG Industries Inc.	141,809	15,692,584
Praxair Inc.	72,671	12,172,392
		27,864,976

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Investors Fund Portfolio of Investments (unaudited)

Real Estate - 3.6%
American Tower Corp.		73,257	10,859,618
Total Common Stocks ( Cost $206,885,337 )			287,905,538
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		13,030,338	13,030,338
Total Short-Term Investments ( Cost $13,030,338 )			13,030,338
TOTAL INVESTMENTS - 100.0% ( Cost $219,915,675 )			300,935,876
NET OTHER ASSETS AND LIABILITIES - 0.0%			41,759
TOTAL NET ASSETS - 100.0%			$300,977,635

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.4%
Consumer Discretionary - 28.3%
Household Durables - 2.0%
Mohawk Industries Inc. *	39,150	$7,374,294

Media - 9.7%
Liberty Broadband Corp., Class C *	216,048	17,169,335
Liberty Global PLC, Series C *	301,577	8,184,800
Omnicom Group Inc.	161,763	11,134,147
		36,488,282
Multiline Retail - 3.0%
Dollar Tree Inc. *	125,891	11,491,330

Specialty Retail - 13.6%
CarMax Inc. *	208,570	15,576,008
O'Reilly Automotive Inc. *	46,526	14,236,956
Ross Stores Inc.	87,585	7,657,557
TJX Cos. Inc./The	137,890	13,411,181
		50,881,702
		106,235,608
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	66,046	3,514,968

Energy - 1.1%
Oceaneering International Inc.	147,917	4,047,009

Financials - 20.6%
Arch Capital Group Ltd. *	677,344	20,699,633
Brookfield Asset Management Inc., Class A	326,615	13,770,088
Brown & Brown Inc.	522,176	15,278,870
Glacier Bancorp Inc.	203,459	8,687,699
Markel Corp. *	16,048	18,776,160
		77,212,450
Health Care - 12.1%
DaVita Inc. *	135,870	9,548,943
Henry Schein Inc. *	176,734	14,034,447
Laboratory Corp. of America Holdings *	74,294	13,026,710
WR Berkley Corp.	117,370	8,897,820
		45,507,920
Industrials - 14.6%
Copart Inc. *	254,370	14,598,294
Expeditors International of Washington Inc.	205,946	15,686,907
Fastenal Co.	178,584	10,166,787
IHS Markit Ltd. *	270,021	14,319,214
		54,771,202
Information Technology - 6.7%
Amphenol Corp., Class A	82,414	7,706,533
CDW Corp.	208,183	17,506,109
		25,212,642
Materials - 6.4%
Axalta Coating Systems Ltd. *	400,679	12,120,540

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

	Crown Holdings Inc. *	177,345	8,028,408
	NewMarket Corp.	9,037	3,700,109
			23,849,057
	Real Estate - 2.7%
	Crown Castle International Corp.	91,824	10,176,854
Total Common Stocks ( Cost $214,333,299 )			350,527,710
	SHORT-TERM INVESTMENTS - 6.8%
	State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class	25,403,202	25,403,202
Total Short-Term Investments ( Cost $25,403,202 )			25,403,202
TOTAL INVESTMENTS - 100.2% ( Cost $239,736,501 )			375,930,912
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(797,147)
TOTAL NET ASSETS - 100.0%			$375,133,765

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.2%
Consumer Discretionary - 3.9%
Cato Corp./The, Class A	21,643	$538,910
Cooper Tire & Rubber Co.	8,560	244,388
Gentherm Inc. *	17,470	791,391
Helen of Troy Ltd. *	4,296	492,107
TRI Pointe Group Inc. *	55,264	783,091
		2,849,887
Consumer Staples - 2.8%
C&C Group PLC	262,022	1,054,000
Cranswick PLC	23,323	1,002,256
		2,056,256
Energy - 4.4%
Dorian LPG Ltd. *	49,606	421,651
Era Group Inc. *	26,224	370,545
Resolute Energy Corp. * (A)	20,278	623,346
Scorpio Tankers Inc.	207,473	446,067
SEACOR Holdings Inc. *	15,150	799,465
SEACOR Marine Holdings Inc. *	21,812	551,844
		3,212,918
Financials - 19.3%
1st Source Corp.	13,491	763,051
Banc of California Inc.	52,964	1,059,280
FCB Financial Holdings Inc., Class A *	7,934	404,634
First Busey Corp.	31,929	1,012,788
First Midwest Bancorp Inc.	71,158	1,897,784
Flushing Financial Corp.	31,801	797,569
Great Western Bancorp Inc.	31,310	1,310,324
International Bancshares Corp.	28,604	1,271,448
Kemper Corp.	11,215	894,957
MB Financial Inc.	32,761	1,587,270
Northwest Bancshares Inc.	85,345	1,537,917
Solar Capital Ltd.	26,915	572,751
Union Bankshares Corp.	24,200	980,342
		14,090,115
Health Care - 4.3%
Allscripts Healthcare Solutions Inc. *	101,924	1,247,550
AMN Healthcare Services Inc. * (A)	8,651	523,385
CorVel Corp. *	11,046	633,488
Haemonetics Corp. *	2,819	275,247
Natus Medical Inc. *	13,409	489,429
		3,169,099
Industrials - 33.1%
Aerospace & Defense - 1.9%
Astronics Corp. *	10,097	414,078
Cubic Corp.	14,638	996,848
		1,410,926

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Small Cap Fund Portfolio of Investments (unaudited)

Air Freight & Logistics - 1.3%
Forward Air Corp.	14,608	933,451

Building Products - 2.4%
American Woodmark Corp. *	7,390	616,695
Tyman PLC	260,887	1,155,692
		1,772,387
Commercial Services & Supplies - 4.7%
ACCO Brands Corp.	83,917	1,074,138
Matthews International Corp., Class A	16,019	841,798
SP Plus Corp. *	22,878	892,242
Steelcase Inc., Class A	43,548	598,785
		3,406,963
Construction & Engineering - 0.8%
Primoris Services Corp.	20,972	566,454

Electrical Equipment - 1.7%
Thermon Group Holdings Inc. *	50,823	1,274,133

Machinery - 11.5%
Albany International Corp., Class A	24,457	1,617,830
CIRCOR International Inc.	14,794	656,114
ESCO Technologies Inc.	22,772	1,417,557
Luxfer Holdings PLC	47,158	872,423
Mueller Industries Inc.	56,781	1,880,019
TriMas Corp. *	65,415	1,936,284
		8,380,227
Professional Services - 7.5%
Forrester Research Inc.	28,340	1,310,725
FTI Consulting Inc. *	12,284	969,945
Huron Consulting Group Inc. *	21,471	937,209
ICF International Inc.	10,859	799,765
Mistras Group Inc. *	37,305	784,897
Navigant Consulting Inc. *	31,040	675,431
		5,477,972
Trading Companies & Distributors - 1.3%
GATX Corp. (A)	11,631	957,696
		24,180,209
Information Technology - 7.2%
Belden Inc.	28,575	1,850,231
CTS Corp.	29,024	1,012,938
Diebold Nixdorf Inc.	33,390	378,976
ScanSource Inc. *	13,824	570,240
WNS Holdings Ltd., ADR *	29,807	1,450,409
		5,262,794

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Small Cap Fund Portfolio of Investments (unaudited)

Materials - 7.8%
Greif Inc., Class A		23,491	1,279,085
Neenah Inc.		11,642	1,022,168
Orion Engineered Carbons S.A.		47,369	1,553,703
Sensient Technologies Corp.		19,825	1,375,062
Stepan Co.		5,460	478,187
			5,708,205
Real Estate - 10.0%
Alexander & Baldwin Inc., REIT		20,860	499,597
Corporate Office Properties Trust, REIT		36,827	1,095,235
DiamondRock Hospitality Co., REIT		60,533	721,553
Education Realty Trust Inc., REIT		33,268	1,375,964
Physicians Realty Trust, REIT		40,230	634,025
PotlatchDeltic Corp., REIT		27,002	1,262,344
Ramco-Gershenson Properties Trust, REIT		77,445	1,018,402
Summit Hotel Properties Inc., REIT		51,729	731,965
			7,339,085
Utilities - 1.4%
New Jersey Resources Corp.		11,245	520,081
Spire Inc.		6,979	499,697
			1,019,778
Total Common Stocks ( Cost $49,278,756 )			68,888,346
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		1,823,250	1,823,250
Total Short-Term Investments ( Cost $1,823,250 )			1,823,250
COLLATERAL FOR SECURITIES ON LOAN (B) - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.93%		576,352	576,352
Total Collateral for Securities on Loan ( Cost $576,352 )			576,352
TOTAL INVESTMENTS - 97.5% ( Cost $51,678,358 )			71,287,948
NET OTHER ASSETS AND LIABILITIES - 2.5%			1,846,236
TOTAL NET ASSETS - 100.0%			$73,134,184

*	Non-income producing.
(A)
A portion of securities on loan with an aggregate value of $1,694,789; cash collateral (included in liabilities) of $576,352 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $1,149,014 (see Note 4).

(B)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.4%
Australia - 1.8%
BHP Billiton PLC	18,715	$431,006

Belgium - 1.6%
Anheuser-Busch InBev S.A.	3,737	378,386

Brazil - 0.9%
Cielo S.A.	57,000	217,928

Canada - 5.0%
Canadian National Railway Co.	2,780	248,156
National Bank of Canada	7,800	382,370
Rogers Communications Inc., Class B	300	15,294
Suncor Energy Inc.	12,880	542,389
		1,188,209
Denmark - 1.3%
Carlsberg AS, Class B	2,643	318,609

Finland - 1.4%
Sampo Oyj, Class A	6,714	341,205

France - 11.0%
Air Liquide S.A.	1,790	229,199
Capgemini SE	2,915	374,270
Cie de Saint-Gobain	5,148	229,205
Cie Generale des Etablissements Michelin	3,110	400,398
Safran S.A.	3,563	441,846
Societe Generale S.A.	5,364	239,041
Valeo S.A.	4,421	217,127
Vinci S.A.	4,962	498,999
		2,630,085
Germany - 4.1%
Fresenius SE & Co. KGaA	4,196	323,933
SAP SE	5,685	663,779
		987,712
India - 1.0%
ICICI Bank Ltd., ADR *	27,250	240,618

Ireland - 5.6%
Medtronic PLC	6,180	557,621
Ryanair Holdings PLC, ADR *	2,857	301,128
Shire PLC	8,324	475,376
		1,334,125

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

Israel - 0.3%
Bank Leumi Le-Israel BM	10,840	67,894

Japan - 16.9%
Daiwa House Industry Co. Ltd.	16,696	607,426
Don Quijote Holdings Co. Ltd.	12,800	597,559
Isuzu Motors Ltd.	17,300	233,395
Kao Corp.	3,810	277,261
KDDI Corp.	11,000	306,247
Makita Corp.	10,300	461,503
Nexon Co. Ltd. *	21,100	302,871
Shin-Etsu Chemical Co. Ltd.	2,700	272,137
Sony Corp.	5,100	265,821
Sumitomo Mitsui Financial Group Inc.	9,700	385,606
Yamaha Corp.	6,900	322,121
		4,031,947
Luxembourg - 0.8%
Tenaris S.A.	10,188	186,205

Netherlands - 3.3%
ABN AMRO Group N.V. (A)	5,796	160,628
Wolters Kluwer N.V.	10,202	615,096
		775,724
Norway - 2.7%
Equinor ASA	10,842	287,910
Telenor ASA	18,515	362,053
		649,963
Singapore - 2.1%
DBS Group Holdings Ltd.	17,540	344,654
NetLink NBN Trust	282,400	159,730
		504,384
Spain - 1.4%
Red Electrica Corp. S.A.	15,971	338,777

Sweden - 4.5%
Assa Abloy AB, Class B	21,872	433,686
Epiroc AB, Class A *	23,056	276,055
Nordea Bank AB	33,339	354,587
		1,064,328
Switzerland - 7.0%
Ferguson PLC	7,211	568,834
Julius Baer Group Ltd. *	5,039	277,052
Novartis AG	9,737	818,571
		1,664,457
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,100	251,381

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS		101,286	266,093

United Kingdom - 21.5%
Aon PLC		3,660	525,393
British American Tobacco PLC		10,215	563,257
Compass Group PLC		22,381	481,622
Diageo PLC		6,803	250,198
Howden Joinery Group PLC		30,312	189,819
Informa PLC		28,397	294,229
Melrose Industries PLC		92,180	261,219
Prudential PLC		33,568	795,277
RELX PLC		10,541	230,017
Royal Dutch Shell PLC, Class A		23,046	791,012
RSA Insurance Group PLC		30,221	255,532
Unilever PLC		8,529	487,531
			5,125,106
Total Common Stocks ( Cost $16,851,992 )			22,994,142
PREFERRED STOCK - 0.8%
Germany - 0.8%
Volkswagen AG		1,097	195,264
Total Preferred Stocks ( Cost $235,226 )			195,264
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, 1.83%, Premier Class		674,698	674,698
Total Short-Term Investments ( Cost $674,698 )			674,698
TOTAL INVESTMENTS - 100.0% ( Cost $17,761,916 )			23,864,104
NET OTHER ASSETS AND LIABILITIES - 0.0%			(4,516)
TOTAL NET ASSETS - 100.0%			$23,859,588

*	Non-income producing.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/18
Consumer Discretionary	16.2%
Consumer Staples	9.6%
Energy	7.6%
Financials	18.3%
Health Care	9.0%
Industrials	16.3%
Information Technology	7.7%
Materials	3.9%
Money Market Funds	2.8%
Real Estate	2.5%
Telecommunication Services	4.7%
Utilities	1.4%
Net Other Assets and Liabilities	0.0%
100.0%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2018

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Madison Funds | July 31, 2018

Notes to Portfolio of Investments (unaudited)

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended July 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2018, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2018, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	7/31/18
Conservative Allocation
Investment Companies	$71,129,729	$—	$—	$71,129,729
Collateral for Securities on Loan	1,079,709	—	—	1,079,709
	72,209,438	—	—	72,209,438
Moderate Allocation
Investment Companies	141,821,452	—	—	141,821,452
Collateral for Securities on Loan	5,842,956	—	—	5,842,956
	147,664,408	–	–	147,664,408
Aggressive Allocation
Investment Companies	65,614,759	—	—	65,614,759
Collateral for Securities on Loan	5,126,564	—	—	5,126,564
	70,741,323	—	—	70,741,323
Government Money Market[2]	503,163	14,103,377	—	14,606,540
Tax-Free Virginia
Municipal Bonds	—	21,034,495	—	21,034,495

Madison Funds | July 31, 2018

Notes to Portfolio of Investments (unaudited)

Tax-Free National
Municipal Bonds	—	23,441,685	—	23,441,685
High Quality Bond
Corporate Notes and Bonds	—	36,084,161	—	36,084,161
U.S. Government and Agency Obligations	—	55,826,164	—	55,826,164
Short-Term Investments	1,183,172	—	—	1,183,172
Collateral for Securities on Loan	1,496,880	—	—	1,496,880
	2,680,052	91,910,325	—	94,590,377
Core Bond
Asset Backed Securities	—	11,033,563	—	11,033,563
Collateralized Mortgage Obligations	—	5,407,730	—	5,407,730
Commercial Mortgage-Backed Securities	—	6,983,463	—	6,983,463
Corporate Notes and Bonds	—	67,307,755	—	67,307,755
Long Term Municipal Bonds	—	11,196,878	—	11,196,878
Mortgage Backed Securities	—	38,201,636	—	38,201,636
U.S. Government and Agency Obligations	—	39,958,033	—	39,958,033
Short-Term Investments	3,797,449	—	—	3,797,449
	3,797,449	180,089,058	—	183,886,507
Corporate Bond
Corporate Notes and Bonds	—	19,276,743	—	19,276,743
Long Term Municipal Bonds	—	421,050	—	421,050
Short-Term Investments	206,786	—	—	206,786
	206,786	19,697,793	—	19,904,579
High Income
Corporate Notes and Bonds	—	19,179,340	—	19,179,340
Short-Term Investments	1,244,053	—	—	1,244,053
Collateral for Securities on Loan	1,178,900	—	—	1,178,900
	2,422,953	19,179,340	—	21,602,293

Diversified Income
Common Stocks	103,803,639	—	—	103,803,639
Asset Backed Securities	—	3,241,332	—	3,241,332
Collateralized Mortgage Obligations	—	1,698,136	—	1,698,136
Commercial Mortgage-Backed Securities	—	1,435,192	—	1,435,192
Corporate Notes and Bonds	—	19,931,722	—	19,931,722
Long Term Municipal Bonds	—	3,392,610	—	3,392,610
Mortgage Backed Securities	—	10,911,250	—	10,911,250
U.S. Government and Agency Obligations	—	11,749,353	—	11,749,353
Short-Term Investments	4,491,945	—	—	4,491,945
Collateral for Securities on Loan	151,170	—	—	151,170
	108,446,754	52,359,595	—	160,806,349

Madison Funds | July 31, 2018

Notes to Portfolio of Investments (unaudited)

Covered Call & Equity Income
Assets:
Common Stocks	109,481,907	—	—	109,481,907
Exchange Traded Funds	6,066,608	—	—	6,066,608
Short-Term Investments	18,156,549	—	—	18,156,549
	133,705,064	—	—	133,705,064
Liabilities:
Call Options Written	(2,501,194)	—	—	(2,501,194)
Dividend Income
Common Stocks	108,646,955	—	—	108,646,955
Short-Term Investments	2,727,292	—	—	2,727,292
	111,374,247	—	—	111,374,247
Large Cap Value
Common Stocks	94,401,033	—	—	94,401,033
Short-Term Investments	2,699,911	—	—	2,699,911
	97,100,944	—	—	97,100,944
Investors
Common Stocks	287,905,538	—	—	287,905,538
Short-Term Investments	13,030,338	—	—	13,030,338
	300,935,876	—	—	300,935,876
Mid Cap
Common Stocks	350,527,710	—	—	350,527,710
Short-Term Investments	25,403,202	—	—	25,403,202
	375,930,912	—	—	375,930,912
Small Cap
Common Stocks	65,676,398	3,211,948	—	68,888,346
Short-Term Investments	1,823,250	—	—	1,823,250
Collateral for Securities on Loan	576,352	—	—	576,352
	68,076,000	3,211,948	—	71,287,948
International Stock
Common Stocks
Australia	—	431,006	—	431,006
Belgium	—	378,386	—	378,386
Brazil	—	217,928	—	217,928
Canada	—	1,188,209	—	1,188,209
Denmark	—	318,609	—	318,609
Finland	—	341,205	—	341,205
France	—	2,630,085	—	2,630,085
Germany	—	987,712	—	987,712
India	240,618	—	—	240,618
Ireland	858,749	475,376	—	1,334,125
Israel	—	67,894	—	67,894
Japan	—	4,031,947	—	4,031,947
Luxembourg	—	186,205	—	186,205
Netherlands	—	775,724	—	775,724

Madison Funds | July 31, 2018

Notes to Portfolio of Investments (unaudited)

Norway	—	649,963	—	649,963
Singapore	—	504,384	—	504,384
Spain	—	338,777	—	338,777
Sweden	—	1,064,328	—	1,064,328
Switzerland	—	1,664,457	—	1,664,457
Taiwan	251,381	—	—	251,381
Turkey	—	266,093	—	266,093
United Kingdom	525,393	4,599,713	—	5,125,106
Preferred Stocks	—	195,264	—	195,264
Short-Term Investments	674,698	—	—	674,698
	2,550,839	21,313,265	—	23,864,104

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At July 31, 2018, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2018 and their effects:

		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options written	$2,501,194

3. Federal Income Tax Information: At July 31, 2018, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Madison Funds | July 31, 2018

Notes to Portfolio of Investments (unaudited)

Fund	Appreciation	Depreciation	Net
Conservative Allocation Fund	$2,846,880	$980,239	$1,866,641
Moderate Allocation Fund	12,269,684	1,330,816	10,938,868
Aggressive Allocation Fund	7,637,328	389,146	7,248,182
Government Money Market	—	—	—
Tax-Free Virginia Fund	328,451	99,829	228,622
Tax-Free National Fund	483,554	126,431	357,123
High Quality Bond Fund	22,729	1,907,125	(1,884,396)
Core Bond Fund	1,589,852	4,260,037	(2,670,185)
Corporate Bond Fund	$155,738	$418,567	$(262,829)
High Income Fund	323,223	469,296	(146,073)
Diversified Income Fund	30,781,317	2,659,917	28,121,400
Covered Call & Equity Income	3,146,016	10,973,527	(7,827,511)
Dividend Income Fund	20,618,328	1,175,424	19,442,904
Large Cap Value Fund	15,928,840	1,089,436	14,839,404
Investors Fund	83,228,174	2,207,973	81,020,201
Mid Cap Fund	138,161,010	1,966,599	136,194,411
Small Cap Fund	21,274,880	1,665,290	19,609,590
International Stock Fund	6,711,177	608,989	6,102,188

4. Securities Lending: The Madison Funds’ board has recently re-authorized the funds, other than the Government Money Market Fund, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of the securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default.

As of July 31, 2018, some of the fund’s had securities on loan to brokers/dealers, for which each such fund’s received cash collateral. In addition the fund’s received non-cash collateral securities consisting of U.S Treasuries and U.S. government agency securities as follows:

Market Value
Conservative Allocation Fund	$1,556,914
Moderate Allocation Fund	4,235,468
Aggressive Allocation Fund	2,411,734
Large Cap Value Fund	4,444,520
Small Cap Fund	1,149,014

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2018:

Madison Funds | July 31, 2018

Notes to Portfolio of Investments (unaudited)

	Remaining Contractual Maturity of the Agreements
	As of July 31, 2018
Securities Lending Transactions	Continuous and Overnight	Up to 30 days	30 - 90 days	Greater than 90 days	Total
Conservative Allocation Fund
Investment Companies	$1,079,709	$ —	$ —	$ —	$1,079,709
Moderate Allocation Fund
Investment Companies	5,842,956	—	—	—	5,842,956
Aggressive Allocation Fund
Investment Companies	5,126,564	—	—	—	5,126,564
High Quality Bond Fund
Corporate Notes and Bonds	1,496,880	—	—	—	1,496,880
High Income Fund
Corporate Notes and Bonds	1,178,900	—	—	—	1,178,900
Diversified Income Fund
Corporate Notes and Bonds	151,170	—	—	—	151,170
Small Cap Fund
Common Stock	576,352	—	—	—	576,352

5. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to the risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for

Madison Funds | July 31, 2018

Notes to Portfolio of Investments (unaudited)

the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

6. Subsequent Events: Management has evaluated the impact of all subsequent events on the funds through the date of the Schedule of Portfolio Holdings were available for issue. No events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the Schedule of Portfolio Holdings.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer & Chief Compliance Officer

Date: September 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: September 14, 2018

By: /s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: September 14, 2018